Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.9% ) Value
Bahrain (1.8%)
Bahrain Government International
Bond
$ 5,000,000 5.875%,  1/26/2021
a
$ 5,076,700
4,000,000 6.125%,  8/1/2023
a
4,256,880
2,000,000 7.000%,  10/12/2028
a
2,235,896
2,500,000 6.750%,  9/20/2029
a
2,763,600
3,000,000 7.500%,  9/20/2047
a
3,347,484
1,000,000 7.500%,  9/20/2047 1,115,828
Total 18,796,388
Belarus (1.3%)
Belarus Government International
Bond
2,600,000 6.875%,  2/28/2023 2,626,260
2,000,000 5.875%,  2/24/2026
a
1,934,000
4,000,000 7.625%,  6/29/2027 4,163,600
4,000,000 6.200%,  2/28/2030 3,850,480
Total 12,574,340
Brazil (3.7%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,997,875
4,800,000 2.625%,  1/5/2023 4,946,448
3,000,000 2.875%,  6/6/2025 3,039,030
1,000,000 4.500%,  5/30/2029 1,077,000
3,000,000 3.875%,  6/12/2030 3,057,030
2,000,000 8.250%,  1/20/2034 2,757,500
1,505,000 7.125%,  1/20/2037 1,933,925
7,300,000 5.000%,  1/27/2045 7,736,248
2,000,000 5.625%,  2/21/2047
b
2,285,000
Petrobras Global Finance BV
6,500,000 6.850%,  6/5/2115 6,877,000
Total 36,707,056
Canada (0.4%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,533,750
Total 4,533,750
Cayman Islands (1.3%)
KSA Sukuk , Ltd.
7,000,000 2.894%,  4/20/2022
a
7,225,204
Petrobras International Finance
Company
5,000,000 6.750%,  1/27/2041 5,443,750
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
a
1,025,625
Total 13,694,579
Colombia (5.3%)
Colombia Government International
Bond
3,870,000 4.375%,  7/12/2021 3,986,100
5,000,000 2.625%,  3/15/2023 5,125,000
13,375,000 3.875%,  4/25/2027 14,538,625
3,700,000 4.500%,  3/15/2029 4,199,500
2,000,000 3.125%,  4/15/2031 2,071,020
4,000,000 7.375%,  9/18/2037 5,836,000
3,000,000 6.125%,  1/18/2041 4,035,000
4,605,000 5.625%,  2/26/2044 6,014,176
Ecopetrol SA
1,000,000 5.375%,  6/26/2026 1,106,250
3,000,000 6.875%,  4/29/2030 3,615,000
Principal
Amount Long-Term Fixed Income (95.9%) Value
Colombia (5.3%) - continued
$ 2,000,000 7.375%,  9/18/2043 $ 2,585,000
Total 53,111,671
Croatia (0.3%)
Croatia Government International
Bond
2,500,000 6.375%,  3/24/2021
a
2,587,500
Total 2,587,500
Dominican Republic (4.0%)
Dominican Republic Government
International Bond
3,000,000 5.875%,  1/30/2060
a
2,865,000
666,667 7.500%,  5/6/2021
a
690,667
1,500,000 6.600%,  1/28/2024
a
1,624,500
3,500,000 5.500%,  1/27/2025
a
3,634,750
3,000,000 6.875%,  1/29/2026
a
3,306,000
4,000,000 5.950%,  1/25/2027
a
4,244,000
3,000,000 6.000%,  7/19/2028 3,187,500
5,000,000 4.500%,  1/30/2030
a
4,842,500
3,300,000 7.450%,  4/30/2044
a
3,714,150
4,900,000 6.850%,  1/27/2045 5,181,750
1,000,000 6.500%,  2/15/2048
a
1,018,500
5,000,000 6.400%,  6/5/2049
a
5,050,000
Total 39,359,317
Egypt (4.6%)
Egypt Government International
Bond
2,000,000 8.875%,  5/29/2050
a
1,999,600
500,000 8.150%,  11/20/2059
a
464,320
4,000,000 6.125%,  1/31/2022 4,104,160
3,800,000 5.750%,  5/29/2024
a
3,829,716
4,000,000 5.875%,  6/11/2025 4,039,000
3,000,000 7.500%,  1/31/2027 3,134,532
10,800,000 7.600%,  3/1/2029 11,008,159
11,000,000 7.053%,  1/15/2032
a
10,404,680
5,000,000 8.500%,  1/31/2047 4,931,500
3,000,000 7.903%,  2/21/2048 2,757,930
Total 46,673,597
El Salvador (0.5%)
El Salvador Government
International Bond
1,600,000 7.125%,  1/20/2050
a
1,326,400
1,800,000 8.625%,  2/28/2029 1,779,300
500,000 8.250%,  4/10/2032 473,755
2,000,000 7.650%,  6/15/2035 1,790,000
Total 5,369,455
Ghana (2.0%)
Ghana Government International
Bond
4,000,000 10.750%,  10/14/2030 4,783,480
9,300,000 8.125%,  3/26/2032 8,688,060
7,000,000 7.875%,  2/11/2035
a
6,197,800
Total 19,669,340
Guatemala (0.6%)
Guatemala Government
International Bond
3,000,000 6.125%,  6/1/2050
a
3,654,000
2,000,000 5.375%,  4/24/2032
a
2,290,000
Total 5,944,000

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.9%) Value
Honduras (0.2%)
Honduras Government International
Bond
$ 2,000,000 5.625%,  6/24/2030
a
$ 2,105,000
Total 2,105,000
Hungary (0.1%)
Hungary Government International
Bond
1,014,000 6.375%,  3/29/2021 1,051,494
Total 1,051,494
Indonesia (8.1%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
a
4,840,929
4,000,000 3.375%,  4/15/2023
a
4,203,164
2,397,000 5.875%,  1/15/2024
a
2,754,129
6,100,000 4.750%,  1/8/2026
a
7,050,746
6,000,000 3.850%,  10/15/2030 6,898,056
5,000,000 8.500%,  10/12/2035
a
8,154,697
2,000,000 6.625%,  2/17/2037
a
2,865,311
2,000,000 7.750%,  1/17/2038
a
3,163,919
726,000 6.750%,  1/15/2044
a
1,118,303
3,700,000 5.125%,  1/15/2045
a
4,847,669
4,000,000 5.950%,  1/8/2046
a
5,785,040
1,200,000 5.250%,  1/8/2047
a
1,611,743
1,500,000 4.350%,  1/11/2048 1,798,985
Pertamina Persero PT
3,000,000 6.450%,  5/30/2044 4,134,029
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 1,106,250
Perusahaan Penerbit SBSN
Indonesia III
3,000,000 3.400%,  3/29/2021
a
3,045,000
1,000,000 3.750%,  3/1/2023
a
1,053,750
2,500,000 4.350%,  9/10/2024
a
2,762,500
1,500,000 4.150%,  3/29/2027
a
1,676,250
PT Pertamina
4,700,000 4.150%,  2/25/2060
a
4,973,278
2,000,000 3.100%,  8/25/2030
a
2,065,000
PT Perusahaan Gas Negara
( Persero ) Tbk PT
4,000,000 5.125%,  5/16/2024 4,349,571
Total 80,258,319
Israel (0.4%)
Israel Government International
Bond
3,000,000 3.875%,  7/3/2050 3,733,500
Total 3,733,500
Ivory Coast (1.4%)
Ivory Coast Government
International Bond
7,000,000 6.375%,  3/3/2028 7,130,900
7,500,000 6.125%,  6/15/2033 7,312,500
Total 14,443,400
Kuwait (0.6%)
Kuwait Government International
Bond
5,500,000 2.750%,  3/20/2022
a
5,678,596
Total 5,678,596
Principal
Amount Long-Term Fixed Income (95.9%) Value
Malaysia (0.5%)
Petronas Capital, Ltd.
$ 2,000,000 4.550%,  4/21/2050
a
$ 2,738,891
2,000,000 3.500%,  4/21/2030
a
2,270,016
Total 5,008,907
Mexico (6.8%)
Mexico Government International
Bond
7,160,000 4.500%,  1/31/2050 7,947,600
5,590,000 5.750%,  10/12/2110 6,694,025
5,781,000 4.150%,  3/28/2027 6,359,100
3,885,000 3.750%,  1/11/2028 4,167,245
7,600,000 4.500%,  4/22/2029 8,527,200
6,000,000 5.550%,  1/21/2045
b
7,560,000
5,250,000 4.600%,  1/23/2046 5,847,187
2,000,000 4.600%,  2/10/2048 2,224,000
Petroleos Mexicanos
3,000,000 7.690%,  1/23/2050 2,637,900
10,700,000 6.840%,  1/23/2030
a
9,951,000
3,000,000 5.950%,  1/28/2031
a
2,580,000
5,100,000 6.625%,  6/15/2035 4,357,440
Total 68,852,697
Netherlands (0.9%)
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
3,052,500
Petrobras Global Finance BV
6,300,000 5.600%,  1/3/2031 6,615,000
Total 9,667,500
Nigeria (1.4%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,051,940
1,000,000 8.747%,  1/21/2031 1,027,140
5,600,000 7.875%,  2/16/2032 5,398,400
3,000,000 7.696%,  2/23/2038 2,793,690
3,000,000 7.625%,  11/28/2047 2,740,980
Total 14,012,150
Oman (2.4%)
Oman Government International
Bond
1,000,000 3.625%,  6/15/2021
a
994,700
3,000,000 4.125%,  1/17/2023
a
2,946,324
2,000,000 5.932%,  10/31/2025
a
2,087,320
5,000,000 4.750%,  6/15/2026
a
4,657,000
4,000,000 5.625%,  1/17/2028
a
3,786,032
10,500,000 6.750%,  1/17/2048
a
9,293,256
Total 23,764,632
Panama (1.7%)
Panama Government International
Bond
2,000,000 4.500%,  4/16/2050
b
2,647,500
1,000,000 9.375%,  1/16/2023 1,180,000
3,000,000 3.750%,  3/16/2025 3,307,500
2,000,000 3.875%,  3/17/2028 2,317,500
5,079,000 6.700%,  1/26/2036 7,802,614
Total 17,255,114
Paraguay (1.7%)
Paraguay Government International
Bond
9,800,000 5.400%,  3/30/2050 12,495,000

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.9%) Value
Paraguay (1.7%) - continued
$ 4,000,000 4.950%,  4/28/2031
a
$ 4,660,000
Total 17,155,000
Peru (1.4%)
Peru Government International
Bond
2,650,000 5.625%,  11/18/2050 4,518,250
1,000,000 7.350%,  7/21/2025 1,297,500
5,000,000 8.750%,  11/21/2033 8,731,250
Total 14,547,000
Philippines (2.4%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,310,650
3,000,000 3.750%,  1/14/2029 3,551,310
5,025,000 7.750%,  1/14/2031 7,814,105
2,625,000 6.375%,  10/23/2034 3,969,860
3,720,000 3.950%,  1/20/2040 4,596,713
Total 23,242,638
Poland (0.4%)
Poland Government International
Bond
4,000,000 5.000%,  3/23/2022 4,296,154
Total 4,296,154
Qatar (7.9%)
Qatar Government International
Bond
8,200,000 4.400%,  4/16/2050
a
11,131,500
6,000,000 4.500%,  1/20/2022
a
6,316,800
3,000,000 3.875%,  4/23/2023
a
3,237,984
6,000,000 3.375%,  3/14/2024
a
6,506,484
3,000,000 3.250%,  6/2/2026
a
3,329,112
11,500,000 4.500%,  4/23/2028
a
13,895,450
1,000,000 4.000%,  3/14/2029
a
1,184,600
6,000,000 3.750%,  4/16/2030
a
7,050,720
2,000,000 9.750%,  6/15/2030
a
3,432,340
2,000,000 5.750%,  1/20/2042
a
3,056,564
7,750,000 5.103%,  4/23/2048
a
11,377,930
8,000,000 4.817%,  3/14/2049
a
11,420,736
Total 81,940,220
Russian Federation (5.1%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
a
2,111,256
7,600,000 4.750%,  5/27/2026 8,770,780
4,000,000 4.250%,  6/23/2027
a
4,507,920
2,000,000 12.750%,  6/24/2028
a
3,456,560
6,400,000 4.375%,  3/21/2029 7,336,000
6,000,000 4.375%,  3/21/2029
a
6,877,500
885,000 7.500%,  3/31/2030
a
1,021,113
2,600,000 5.100%,  3/28/2035
a
3,248,336
5,000,000 5.625%,  4/4/2042
a
6,836,450
6,000,000 5.250%,  6/23/2047
a
8,187,600
Total 52,353,515
Saudi Arabia (7.0%)
Saudi Arabia Government
International Bond
3,000,000 5.250%,  1/16/2050
a
4,253,100
4,000,000 3.750%,  1/21/2055 4,607,400
2,500,000 2.375%,  10/26/2021
a
2,544,050
Principal
Amount Long-Term Fixed Income (95.9%) Value
Saudi Arabia (7.0%) - continued
$ 3,000,000 2.875%,  3/4/2023
a
$ 3,139,854
6,000,000 4.000%,  4/17/2025
a
6,712,908
11,300,000 3.250%,  10/26/2026
a
12,399,377
6,000,000 3.625%,  3/4/2028
a
6,730,668
6,800,000 4.375%,  4/16/2029
a
8,083,500
5,250,000 4.500%,  10/26/2046
a
6,641,565
4,000,000 4.625%,  10/4/2047
a
5,150,400
6,700,000 5.000%,  4/17/2049
a
9,169,955
Total 69,432,777
South Africa (1.4%)
Eskom Holdings SOC, Ltd.
1,500,000 6.350%,  8/10/2028
a
1,509,750
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,351,875
2,000,000 4.665%,  1/17/2024 2,057,880
1,500,000 4.850%,  9/27/2027 1,486,338
500,000 5.875%,  6/22/2030 514,647
500,000 6.250%,  3/8/2041 491,295
5,200,000 5.650%,  9/27/2047 4,633,491
Total 15,045,276
Sri Lanka (1.4%)
Sri Lanka Government International
Bond
1,500,000 5.750%,  1/18/2022
a
1,298,984
1,500,000 5.875%,  7/25/2022
a
1,267,543
1,800,000 5.875%,  7/25/2022 1,521,051
1,000,000 5.750%,  4/18/2023
a
800,028
2,000,000 6.350%,  6/28/2024
a
1,580,038
3,000,000 6.850%,  11/3/2025 2,295,143
1,500,000 6.200%,  5/11/2027
a
1,095,005
1,000,000 6.750%,  4/18/2028
a
730,000
4,000,000 7.850%,  3/14/2029 3,000,000
2,000,000 7.550%,  3/28/2030
a
1,470,002
Total 15,057,794
Supranational (0.8%)
African Export-Import Bank
3,000,000 3.994%,  9/21/2029
a
3,041,100
Banque Ouest Africaine de
Developpement
4,500,000 4.700%,  10/22/2031
a
4,567,500
Total 7,608,600
Trinidad and Tobago (0.5%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
5,000,000 8.875%,  10/18/2029
a
5,000,000
Total 5,000,000
Turkey (6.9%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
a
3,000,000
Turkey Government International
Bond
2,500,000 5.625%,  3/30/2021 2,506,250
3,000,000 6.250%,  9/26/2022 2,977,080
5,000,000 7.250%,  12/23/2023 5,023,400
8,000,000 5.750%,  3/22/2024 7,657,280
7,042,000 4.875%,  10/9/2026 6,263,436
4,300,000 6.000%,  3/25/2027 4,039,850
1,000,000 5.125%,  2/17/2028 883,300

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.9%) Value
Turkey (6.9%) - continued
$ 11,000,000 7.625%,  4/26/2029 $ 11,145,750
7,000,000 5.250%,  3/13/2030 6,020,742
7,439,000 6.875%,  3/17/2036 6,880,182
5,935,000 6.750%,  5/30/2040 5,327,256
6,500,000 6.625%,  2/17/2045 5,656,950
3,000,000 5.750%,  5/11/2047 2,374,080
Total 69,755,556
Ukraine (1.3%)
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026 2,045,120
2,700,000 9.750%,  11/1/2028 3,009,420
8,000,000 7.375%,  9/25/2032 7,848,160
Total 12,902,700
United Arab Emirates (4.4%)
Abu Dhabi Government
International Bond
9,500,000 3.875%,  4/16/2050
a
12,029,280
3,000,000 2.500%,  10/11/2022
a
3,117,156
3,000,000 3.125%,  5/3/2026
a
3,327,444
5,500,000 3.125%,  10/11/2027
a
6,153,895
2,500,000 2.500%,  9/30/2029
a
2,698,685
4,000,000 4.125%,  10/11/2047
a
5,222,216
Dubai Government International
Bond
2,300,000 5.250%,  1/30/2043 2,638,459
Finance Department Government
of Sharjah
7,000,000 4.000%,  7/28/2050
a
7,354,620
Tabreed Sukuk , Ltd.
2,000,000 5.500%,  10/31/2025 2,252,160
Total 44,793,915
United Kingdom (0.9%)
Gazprom PJSC
5,000,000 3.250%,  2/25/2030
a
5,035,310
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
3,849,718
Total 8,885,028
Uruguay (1.7%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 5,560,000
4,000,000 5.100%,  6/18/2050 5,595,000
4,840,312 4.375%,  1/23/2031 5,929,382
Total 17,084,382
Vietnam (0.4%)
Vietnam Government International
Bond
4,000,000 4.800%,  11/19/2024 4,420,167
Total 4,420,167
Total Long-Term Fixed Income
(cost $908,964,153) 968,373,024
Shares
Registered Investment
Companies ( 1.6% ) Value
Unaffiliated  (1.6%)
140,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF $ 15,832,600
Total 15,832,600
Total Registered Investment
Companies (cost $13,825,424) 15,832,600
Shares
Collateral Held for Securities
Loaned ( 0.5% )
5,098,650 Thrivent Cash Management Trust 5,098,650
Total Collateral Held for
Securities Loaned
(cost $5,098,650) 5,098,650
Shares Short-Term Investments ( 1.6% )
Thrivent Core Short-Term Reserve
Fund
1,637,855 0.500% 16,394,930
Total Short-Term Investments
(cost $16,394,931) 16,394,930
Total Investments (cost
$944,283,158) 99.6% $1,005,699,204
Other Assets and Liabilities,
Net 0.4% 3,787,486
Total Net Assets 100.0% $1,009,486,690
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $467,542,141 or 46.3%
of total net assets.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of July 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 4,959,090
Total lending $4,959,090
Gross amount payable upon return of
collateral for securities loaned $5,098,650
Net amounts due to counterparty
$139,560
Definitions:
ETF - Exchange Traded Fund

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 8,052,500 – 8,052,500 –
Energy 68,062,082 – 68,062,082 –
Financials 1,025,625 – 1,025,625 –
Foreign Government 885,373,496 – 885,373,496 –
Utilities 5,859,321 – 5,859,321 –
Registered Investment Companies
Unaffiliated 15,832,600 15,832,600 – –
Subtotal Investments in Securities $984,205,624 $15,832,600 $968,373,024 $–
Other Investments  * Total
Affiliated Short-Term Investments 16,394,930
Collateral Held for Securities Loaned 5,098,650
Subtotal Other Investments $21,493,580
Total Investments at Value $1,005,699,204
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $15,590 $184,683 $183,905 $16,395 1,638 1.6%
Total Affiliated Short-Term Investments 15,590 16,395 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,415 78,675 76,991 5,099 5,099 0.5
Total Collateral Held for Securities Loaned 3,415 5,099 0.5
Total Value $19,005 $21,494
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $27 $0 0 $198
Total Income/Non Income Cash from Affiliated
Investments $198
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $27 $0 $0

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Argentina (<0.1%)
3,774 Telecom Argentina SA ADR $ 32,909
Total 32,909
Bermuda (0.5%)
112,000 Alibaba Health Information
Technology, Ltd.
a
310,026
96,000 Road King Infrastructure, Ltd. 129,140
352,000 Shanghai Industrial Urban
Development Group, Ltd. 38,651
1,398,000 Yuexiu Transport Infrastructure, Ltd. 888,203
Total 1,366,020
Brazil (5.5%)
189,900 Ambev SA 506,371
122,400 Atacadao SA 523,712
51,400 B3 SA - Brasil Bolsa Balcao 628,244
291,900 Banco ABC Brasil SA 785,070
154,837 Banco Bradesco SA ADR 653,412
54,500 Banco do Brasil SA 352,499
45,560 Banco Santander Brasil SA ADR 260,603
108,600 BR Malls Participacoes SA 207,559
58,415 Companhia Siderurgica Nacional
SA ADR 134,939
61,100 Cosan SA 1,054,145
265,500 EDP - Energias do Brasil SA 940,044
157,811 Gerdau SA ADR 527,089
171,100 Iochpe-Maxion SA 425,409
216,672 Itau Unibanco Holding SA ADR 1,105,027
404,200 Itausa SA 826,756
40,300 JBS SA 167,410
384,600 Metalurgica Gerdau SA 589,815
92,900 Petrobras Distribuidora SA 406,039
273,500 Petroleo Brasileiro SA 1,167,600
49,550 Petroleo Brasileiro SA ADR 429,599
28,600 Raia Drogasil SA 683,839
182,100 Randon SA Implementos e
Participacoes 409,472
131,500 Rumo SA
a
563,908
7,000 Suzano SA
a
56,681
34,220 Telefonica Brasil SA ADR 345,280
9,857 Tim Participacoes SA ADR 147,264
48,200 Tupy SA
a
165,947
51,518 Vale SA ADR 599,669
26,700 WEG SA 345,948
Total 15,009,350
Cayman Islands (15.4%)
188,500 3SBio, Inc.
a,b
229,392
19,856 Baidu.com, Inc. ADR
a
2,370,806
46,000 China Mengniu Dairy Company,
Ltd. 215,854
540,000 China Resources Land, Ltd. 2,250,672
15,000 China Shineway Pharmaceutical
Group, Ltd. 10,035
222,000 Chinasoft International, Ltd. 169,330
361,000 Consun Pharmaceutical Group,
Ltd. 138,606
38,500 ENN Energy Holdings, Ltd. 466,688
257,000 Fu Shou Yuan International Group,
Ltd. 243,771
304,000 Goodbaby International Holdings,
Ltd.
a
50,614
708,000 IGG, Inc. 693,645
289,000 Kingboard Holdings, Ltd. 845,226
120,500 Li Ning Company, Ltd. 388,397
100,500 Longfor Group Holdings, Ltd.
b
496,675
Shares Common Stock (98.5%) Value
Cayman Islands (15.4%) - continued
118,400 Meituan Dianping
a
$ 2,929,985
5,440 NetEase , Inc. ADR 2,493,805
11,332 New Oriental Education &
Technology Group, Inc. ADR
a
1,588,746
10,744 Pinduoduo , Inc. ADR
a
986,299
138,000 Shimao Property Holdings, Ltd. 585,580
3,139,000 Shui On Land, Ltd. 466,025
12,087 TAL Education Group ADR
a
944,841
274,500 Tencent Holdings, Ltd. 18,830,210
38,641 Tencent Music Entertainment Group
ADR
a
623,666
306,000 Tingyi (Cayman Islands) Holding
Corporation 570,445
15,633 Trip.com Group, Ltd. ADR
a
425,218
73,000 Vinda International Holdings, Ltd. 274,905
25,500 Wuxi Biologics (Cayman), Inc.
a,b
526,418
125,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
125,456
365,800 Xiaomi Corporation
a,b
701,261
164,000 Zhongsheng Group Holdings, Ltd. 1,013,810
11,044 ZTO Express, Inc. ADR 409,180
Total 42,065,561
Chile (0.5%)
3,193 Banco de Chile ADR 59,390
47,502 Banco Santander Chile SA ADR 812,759
75,596 CAP SA
a
569,182
5,103 Cia Cervecerias Unidas SA ADR 76,392
466,409 Colbun SA 84,397
27,143 Embotelladora Andina SA 68,121
30,605 Empresas CMPC SA 67,795
10,261 Enel Chile SA ADR 42,891
66,068 SMU SA 11,782
Total 1,792,709
China (22.2%)
1,494,000 Agricultural Bank of China, Ltd. 530,292
81,615 Alibaba Group Holding, Ltd. ADR
a
20,486,997
30,800 Anhui Conch Cement Company,
Ltd., Class A 271,096
219,500 Anhui Conch Cement Company,
Ltd., Class H 1,659,892
2,462,000 Bank of China, Ltd. 819,868
2,430,000 Bank of Communications
Company, Ltd. 1,348,860
92,000 Beijing North Star Company, Ltd. 19,838
119,300 Beijing SL Pharmaceutical
Company, Ltd. 239,011
76,500 By-health Company, Ltd 274,380
695,000 China Cinda Asset Management
Company, Ltd. 131,068
1,258,000 China Coal Energy Company, Ltd. 311,776
3,291,000 China Construction Bank
Corporation 2,399,569
447,000 China Everbright Bank Company,
Ltd. 167,990
77,500 China Merchants Bank Company,
Ltd. 361,691
49,500 China National Accord Medicines
Corporation, Ltd. 353,159
636,000 China National Building Material
Company, Ltd. 987,699
222,000 China Oilfield Services, Ltd. 173,214
16,790 China Petroleum & Chemical
Corporation ADR 713,743

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
China (22.2%) - continued
264,100 China Resources Double-Crane
Pharmaceutical Company, Ltd. $ 549,986
117,400 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 510,005
3,304,000 China Telecom Corporation, Ltd. 981,043
1,332,000 China Tower Corporation, Ltd.
b
242,329
265,000 China Vanke Company, Ltd. Class
H 835,392
430,700 China Yangtze Power Company,
Ltd. 1,133,585
965,000 CNOOC, Ltd. 1,018,558
488,200 GF Securities Company, Ltd. 585,863
125,400 GF Securities Company, Ltd. 280,212
43,100 Guangdong Haid Group Company,
Limited 394,472
97,800 Henan Shuanghui Investment &
Development Company, Ltd. 765,873
30,800 Huaan Securities Company, Ltd. 35,675
126,250 Hualan Biological Engineering, Inc. 1,175,320
2,497,000 Industrial and Commercial Bank of
China, Ltd. 1,463,096
485,900 Inner Mongolia Eerduosi Resources
Company, Ltd. 685,660
46,563 JD.com, Inc. ADR
a
2,970,254
204,000 Jiangxi Copper Company, Ltd. 243,828
8,700 Kweichow Moutai Company, Ltd. 2,092,417
14,600 Laobaixing Pharmacy Chain Joint
Stock Company 217,691
52,500 Livzon Pharmaceutical Group, Inc. 410,083
32,000 Midea Group Company, Ltd. 328,668
447,500 Ping An Insurance Company of
China, Ltd. 4,721,675
908,000 Postal Savings Bank of China
Company, Ltd.
b
500,253
55,482 S. F. Holding Company, Ltd. 562,516
46,500 Shandong Gold Mining Company,
Ltd. 289,977
360,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 916,769
11,000 Shanghai Haohai Biological
Technology Company, Ltd.
b
80,846
159,900 Shanghai Pharmaceuticals Holding
Company, Ltd. 284,289
268,400 Sinopharm Group Company, Ltd. 639,673
506,000 Tong Ren Tang Technologies
Company, Ltd. 373,275
40,000 Tsingtao Brewery Company, Ltd. 356,580
16,200 Tsingtao Brewery Company, Ltd. 192,773
28,143 Vipshop Holdings, Ltd. ADR
a
640,816
94,700 Winning Health Technology Group
Company, Ltd. 313,436
18,000 Wuliangye Yibin Company, Ltd. 561,074
28,878 WuXi AppTec Company, Ltd. 467,725
757,500 Xiamen C&D, Inc. 1,017,139
18,060 Zhejiang Dingli Machinery
Company, Ltd. 229,829
431,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd. 510,353
Total 60,829,151
Colombia (<0.1%)
4,025 Bancolombia SA ADR 112,378
Total 112,378
Shares Common Stock (98.5%) Value
Czech Republic (0.1%)
10,667 CEZ AS $ 214,890
136 Philip Morris CR 81,118
Total 296,008
Egypt (0.2%)
88,996 Commercial International Bank
Egypt SAE GDR 343,172
445,116 EFG Hermes Holding Company
a
383,346
Total 726,518
Greece (0.6%)
1,562 Athens Water Supply and
Sewerage Company SA 12,125
18,257 Hellenic Telecommunications
Organization SA 268,626
14,853 Motor Oil (Hellas) Diilistiria
Korinthou AE 202,870
113,911 Mytilineos SA 1,064,793
3,548 Terna Energy SA 46,567
Total 1,594,981
Hong Kong (2.1%)
197,500 China Mobile, Ltd. 1,348,162
1,809,000 CITIC, Ltd. 1,697,911
216,400 CSPC Pharmaceutical Group, Ltd. 455,773
327,000 Far East Horizon, Ltd. 269,776
395,000 Hang Lung Group, Ltd. 955,900
204,000 Lonking Holdings, Ltd. 67,198
351,000 Shanghai Industrial Holdings, Ltd. 512,122
3,540,000 Yuexiu Property Company, Ltd. 649,018
Total 5,955,860
Hungary (0.1%)
5,912 Richter Gedeon Nyrt 136,788
Total 136,788
India (8.1%)
33,768 Alembic Pharmaceuticals, Ltd. 445,707
76,710 Amara Raja Batteries, Ltd. 724,884
2,023 APL Apollo Tubes, Ltd. 49,766
13,824 Asian Paints, Ltd. 316,513
23,527 Bajaj Auto, Ltd. 943,775
151,620 Coal India, Ltd. 261,646
14,403 Divi's Laboratories, Ltd. 503,906
3,791 Dr. Lal PathLabs , Ltd.
b
95,861
12,543 Dr. Reddy's Laboratories, Ltd. ADR 762,614
47,111 Glenmark Pharmaceuticals, Ltd. 284,956
60,471 Granules India, Ltd. 221,261
21,030 Greaves Cotton, Ltd.
a
22,798
261,624 HCL Technologies, Ltd. 2,459,739
76,012 Heidelberg Cement India, Ltd. 188,026
14,421 Hero Motocorp , Ltd. 513,663
34,859 Hindustan Unilever, Ltd. 1,028,314
24,638 Housing Development Finance
Corporation 585,953
99,519 Infosys, Ltd. ADR 1,278,819
30,760 InterGlobe Aviation, Ltd.
b
400,690
135,259 Jindal Saw, Ltd. 99,317
7,813 Maruti Suzuki India, Ltd. 653,011
18,689 Mindtree , Ltd. 269,915
12,188 Multi Commodity Exchange of
India, Ltd. 274,557
2,502 Nestle India, Ltd. 551,081
5,477 NIIT Technologies, Ltd. 140,752
495,178 Oil and Natural Gas Corporation,
Ltd. 517,774

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
India (8.1%) - continued
14,165 Persistent Systems, Ltd. $ 173,731
29,969 Polycab India, Ltd. 328,168
682 PVR, Ltd. Rights
a,c
2,708
111,833 Reliance Industries, Ltd. 3,092,808
37,914 Syngene International, Ltd.
a,b
246,728
56,299 Tata Consultancy Services, Ltd. 1,710,400
52,374 Tata Elxsi , Ltd. 656,883
161,592 Tech Mahindra, Ltd. 1,466,371
302,566 Wipro, Ltd. ADR 1,307,085
Total 22,580,180
Indonesia (0.8%)
2,583,200 Astra International Tbk PT 909,967
736,200 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 65,655
1,864,500 Media Nusantara Citra Tbk PT
a
104,859
2,666,400 Mitra Adiperkasa Tbk PT
a
124,625
2,366,300 PT PP ( Persero ) Tbk 158,620
30,887 Telekomunikasi Indonesia Persero
Tbk PT ADR 633,492
2,237,700 Wijaya Karya Persero Tbk PT 182,950
Total 2,180,168
Jersey (0.1%)
8,046 Polymetal International plc 201,342
Total 201,342
Luxembourg (<0.1%)
2,687 Play Communications SA
b
23,170
Total 23,170
Malaysia (1.2%)
15,300 AEON Credit Service (M) Berhad 33,243
197,600 Berjaya Sports Toto Berhad 98,060
21,700 Bursa Malaysia Berhad 47,570
348,500 CIMB Group Holdings Berhad 295,742
75,300 Hartalega Holdings Berhad 361,825
42,000 Kuala Lumpur Kepong Berhad 231,099
360,800 PETRONAS Chemicals Group
Berhad 527,941
76,600 PETRONAS Gas Berhad 304,621
238,000 Public Bank Berhad 955,282
1,854,232 Sapura Energy Berhad
a
42,117
720,400 Serba Dinamik Holdings Berhad 277,962
11,400 TIME dotCom Berhad 29,357
55,500 Top Glove Corporation BHD 339,956
136,500 Yinson Holdings Berhad 202,277
Total 3,747,052
Mexico (1.6%)
26,318 America Movil SAB de CV ADR 332,660
36,000 Becle , SAB de CV 73,553
418,420 Corporacion Inmobiliaria Vesta ,
SAB de CV 629,275
10,901 Fomento Economico Mexicano SAB
de CV ADR 670,520
10,520 Gruma , SAB de CV 123,328
9,600 Grupo Bimbo SAB de CV 17,358
271,700 Grupo Financiero Banorte SAB de
CV ADR
a
973,139
31,070 Industrias Penoles , SAB de CV 463,404
576,100 Wal-Mart de Mexico, SAB de CV 1,355,925
Total 4,639,162
Shares Common Stock (98.5%) Value
Panama (<0.1%)
60,728 Avianca Holdings SA ADR
d
$ 18,886
Total 18,886
Peru (0.2%)
43,907 Cia de Minas Buenaventura SA
ADR 520,737
Total 520,737
Philippines (0.5%)
129,490 Bank of the Philippine Islands 179,822
6,370 Globe Telecom, Inc. 267,328
81,290 Jollibee Foods Corporation 223,604
47,660 Manila Electric Company 257,307
244,900 Puregold Price Club, Inc. 239,066
Total 1,167,127
Poland (1.9%)
75,026 Asseco Poland SA 1,284,653
4,758 CD Projekt SA
a
510,531
11,272 Cyfrowy Polsat SA
a
83,755
3,427 Dino Polska SA
a,b
189,723
65,538 Jastrzebska Spolka Weglowa SA 289,692
40,237 KGHM Polska Miedz SA
a
1,354,613
153,664 PGE Polska Grupa Energetyczna
SA
a
270,345
63,696 Polski Koncern Naftowy Orlen SA 906,947
8,270 Santander Bank Polska SA
a
331,722
291 TEN Square Games SA 42,594
Total 5,264,575
Russian Federation (4.5%)
159,970 Aeroflot PJSC
a
178,423
109,334 Gazprom PJSC ADR 528,534
23,212 Lukoil ADR 1,574,596
94,740 M.Video PJSC 549,907
1,558 Magnit OJSC GDR 23,083
394,310 Moscow Exchange MICEX-RTS
PJSC 709,036
3,903 Novatek PJSC GDR 568,657
660 PAO Transneft
a
1,200,402
214,991 Rosneft Oil Company PJSC GDR 1,019,777
1,168,480 Sberbank of Russia PJSC
a
3,498,765
2,185,200 Surgutneftegas PJSC 1,102,828
202,347 Surgutneftegas PJSC ADR 1,001,710
Total 11,955,718
Singapore (<0.1%)
5,516 China Yuchai International, Ltd. 72,922
Total 72,922
South Africa (3.8%)
168,899 AECI, Ltd. 853,449
4,046 Anglo American Platinum, Ltd. 310,584
21,137 AngloGold Ashanti, Ltd. ADR 680,400
208,101 Barloworld, Ltd. 802,679
8,628 Clicks Group, Ltd. 115,142
225,105 DataTec , Ltd.
a
295,641
79,899 Emira Property Fund, Ltd.
a
30,028
18,255 Impala Platinum Holdings, Ltd. 162,963
232,918 Investec, Ltd. 455,956
9,064 Kumba Iron Ore, Ltd. 293,111
385,017 Momentum Metropolitan Holdings 372,544
52,366 Motus Holdings, Ltd. 86,666
24,981 Naspers, Ltd. 4,545,324
175,683 Ninety One, Ltd.
a
510,852
9,847 Sasol, Ltd.
a
79,600

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
South Africa (3.8%) - continued
140,479 Sibanye Stillwater, Ltd.
a
$ 397,386
17,966 Spar Group, Ltd. 173,084
3,496 Tiger Brands, Ltd. 36,063
49,478 Vodacom Group 371,742
Total 10,573,214
South Korea (11.0%)
3,936 Binggrae Company, Ltd. 201,265
2,333 Celltrion , Inc.
a
581,595
32,550 Cheil Worldwide, Inc. 525,391
1,084 Chong Kun Dang Pharmaceutical
Corporation 123,083
6,116 DB HiTek Company, Ltd. 176,689
27 DongKook Pharmaceutical
Company, Ltd. 3,329
43,178 Dongkuk Steel Mill Corporation,
Ltd.
a
220,556
17,100 Doosan Heavy Construction
Corporation, Ltd.
a
150,819
4,714 Hana Tour Service, Inc. 149,629
2,379 Hancom , Inc.
a
33,863
6,258 Handsome Corporation 159,472
557 Hansol Chemical Company, Ltd. 70,881
12,962 Hanwha Corporation 276,831
31,238 Hanwha Investment & Securities
Corporation, Ltd.
a
46,358
140,777 Hanwha Life Insurance
Corporation, Ltd. 173,442
1,945 Hugel , Inc.
a
256,708
1,435 Hyundai Motor Company 153,058
10,798 Hyundai Steel Company 225,520
46,005 JB Financial Group Corporation,
Ltd. 177,845
5,378 Kakao Corporation 1,560,242
4,829 KEPCO Plant Service &
Engineering Company, Ltd. 119,355
34,677 Kia Motors Corporation 1,180,280
3,838 Korea Zinc Company, Ltd. 1,334,579
2,320 LG Chem , Ltd. 1,110,909
8,071 LG Electronics, Inc. 479,940
692 LG Household & Health Care, Ltd. 798,104
17,648 LG International Corporation 224,325
4,985 LS Electric Company, Ltd. 224,801
5,791 NAVER Corporation 1,471,214
2,102 NCSoft Corporation 1,432,295
255 NHN Corporation
a
17,670
1,673 OptoElectronics Solutions
Company, Ltd. 84,613
7,715 POSCO 1,244,964
18,560 Samsung Card Corporation, Ltd. 440,800
213,401 Samsung Electronics Company,
Ltd. 10,429,729
1,796 Samsung SDI Company, Ltd. 601,268
29,961 Samsung Securities Corporation,
Ltd. 729,429
5,805 SeAH Besteel Corporation 53,428
5,724 Seojin System Company, Ltd. 183,024
1,424 SK Holdings Company, Ltd 265,428
21,846 SK Hynix, Inc. 1,529,576
1,172 Soulbrain Holdings Company, Ltd.
c
99,727
550 Taekwang Industrial Corporation,
Ltd. 315,029
2,080 Taeyoung Engineering &
Construction 28,017
Total 29,665,080
Shares Common Stock (98.5%) Value
Taiwan (14.4%)
80,000 Accton Technology Corporation $ 626,719
206,000 Capital Securities Corporation 83,651
83,000 Cheng Loong Corporation 65,769
5,487,000 China Development Financial
Holding Corporation 1,618,384
562,000 China Man-Made Fiber Corporation 118,782
139,000 Chipbond Technology Corporation 283,776
1,630,000 CTBC Financial Holding Company,
Ltd. 1,079,457
133,000 Delta Electronics, Inc. 909,116
4,000 Elite Semiconductor
Microelectronics Technology,
Inc. 5,465
149,000 Far Eastern Department Stores,
Ltd. 119,780
54,000 Feng Hsin Iron & Steel Company,
Ltd. 97,200
1,609,000 Fubon Financial Holding Company,
Ltd. 2,291,516
906,000 Hon Hai Precision Industry
Company, Ltd. 2,421,401
49,000 Huaku Development Company, Ltd. 142,157
716,000 IBF Financial Holdings Company,
Ltd. 277,451
66,000 Makalot Industrial Company, Ltd. 407,053
76,000 MediaTek , Inc. 1,814,733
75,000 Namchow Holdings Company, Ltd. 107,473
45,000 Novatek Microelectronics
Corporation 446,079
170,000 Powertech Technology, Inc. 567,914
105,000 President Chain Store Corporation
a
1,002,974
333,000 SerComm Corporation 898,363
13,000 Shin Zu Shing Company, Ltd. 68,409
456 Shin Zu Shing Company, Ltd.
Rights
a,c
653
1,048,000 Shinkong Synthetic Fibers
Corporation 398,885
299,000 Sigurd Microelectronics
Corporation 444,919
33,000 Sinbon Electronics Company, Ltd. 196,172
51,000 Sitronix Technology Corporation 261,726
169,000 Syncmold Enterprise Corporation 457,838
351,000 Synnex Technology International
Corporation 524,292
153,000 Systex Corporation 423,302
921,000 Taichung Commercial Bank
Company, Ltd. 367,846
76,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 138,809
1,114,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 16,212,714
41,000 Taiwan Surface Mounting
Technology Corporation 188,593
272,000 TECO Electric & Machinery
Company, Ltd. 252,818
189,000 Topco Scientific Company, Ltd. 748,760
147,000 Transcend Information, Inc. 330,494
394,000 TXC Corporation 1,011,212
730,000 Uni -President Enterprises
Corporation 1,781,678
40,000 United Integrated Services
Company, Ltd. 280,702
246,000 Wistron Corporation 288,236
Total 39,763,271

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Thailand (1.9%)
129,500 Advanced Info Service Public
Company, Ltd. NVDR $ 768,732
273,300 Airports of Thailand Public
Company, Ltd. NVDR 452,773
668,200 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 475,029
96,300 Com7 Public Company, Ltd. NVDR 118,206
621,000 CP ALL Public Company, Ltd.
NVDR 1,359,605
26,000 Hana Microelectronics Public
Company, Ltd. NVDR 30,289
318,300 Intouch Holdings Public Company,
Ltd. NVDR 580,640
49,300 Kasikornbank pcl NVDR 128,466
641,200 Major Cineplex Group Public
Company, Ltd. NVDR 294,567
91,500 PTT Exploration and Production
Public Company, Ltd. NVDR 268,175
68,200 Siam Commercial Bank Public
Company, Ltd. NVDR 147,020
545,000 Thai Vegetable Oil Public
Company, Ltd. NVDR 511,978
Total 5,135,480
Turkey (0.7%)
64,294 BIM Birlesik Magazalar AS 656,401
629,133 Haci Omer Sabanci Holding AS 753,916
167,485 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
342,358
17,238 Migros Ticaret AS
a
111,037
172,390 TAV Havalimanlari Holding AS 411,112
95,237 Turk Hava Yollari Anonim Ortakligi
a
144,740
16,096 Vestel Elektronik Sanayi ve Ticaret
AS
a
40,404
Total 2,459,968
United States (0.6%)
34,106 Yum China Holding, Inc. 1,747,592
Total 1,747,592
Total Common Stock
(cost $253,050,179) 271,633,877
Shares Preferred Stock ( 1.0% )
South Korea (1.0%)
63,569 Samsung Electronics Company,
Ltd. 2,655,138
Total 2,655,138
Total Preferred Stock
(cost $2,474,575) 2,655,138
Shares Short-Term Investments ( 0.2% )
Thrivent Core Short-Term Reserve
Fund
68,385 0.500% 684,536
Total Short-Term Investments
(cost $684,536) 684,536
Total Investments (cost
$256,209,290) 99.7% $274,973,551
Other Assets and Liabilities,
Net 0.3% 897,973
Total Net Assets 100.0% $275,871,524
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $3,858,802 or 1.4% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 38,236,964 3,852,585 34,381,671 2,708
Consumer Discretionary 44,321,360 30,199,943 14,121,417 –
Consumer Staples 18,829,025 881,851 17,947,174 –
Energy 15,932,589 1,143,342 14,789,247 –
Financials 39,280,311 3,003,569 36,276,742 –
Health Care 13,118,507 762,614 12,355,893 –
Industrials 13,345,685 91,808 13,253,224 653
Information Technology 57,246,450 5,122,600 52,123,850 –
Materials 22,215,424 2,327,895 19,787,802 99,727
Real Estate 5,938,921 – 5,938,921 –
Utilities 3,168,641 – 3,168,641 –
Preferred Stock
Information Technology 2,655,138 – 2,655,138 –
Subtotal Investments in Securities $274,289,015 $47,386,207 $226,799,720 $103,088
Other Investments  * Total
Affiliated Short-Term Investments 684,536
Subtotal Other Investments $684,536
Total Investments at Value $274,973,551
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
1/31/2020
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $— $44,987 $44,298 $685 68 0.2%
Total Affiliated Short-Term Investments — 685 0.2
Total Value $— $685
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/31/2020
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $(4) $– – $8
Total Income/Non Income Cash from Affiliated
Investments $8
Total Value $(4) $– $–

International Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Australia (4.0%)
58,086 AGL Energy, Ltd. $ 688,055
62,996 BHP Group, Ltd. 1,658,610
131,313 Carsales.com, Ltd. 1,716,666
20,478 Collins Foods, Ltd. 138,436
120,517 Commonwealth Bank of Australia 6,131,279
234,209 Computershare, Ltd. 2,241,576
53,938 CSL, Ltd. 10,491,073
808,043 FlexiGroup , Ltd. 720,626
473,227 GWA Group, Ltd. 961,984
44,004 Northern Star Resources, Ltd. 499,433
80,067 Ramelius Resources, Ltd. 126,570
38,356 Rio Tinto, Ltd. 2,807,220
339,110 Sandfire Resources, Ltd. 1,152,514
49,543 SEEK, Ltd. 761,998
318,843 Seven West Media, Ltd.
a
22,548
142,571 Silver Lake Resources, Ltd.
a
255,185
31,384 Super Retail Group, Ltd. 198,362
4,931 Washington H. Soul Pattinson and
Company, Ltd. 68,790
48,687 Waypoint REIT, Ltd. 87,687
4,685 Woodside Petroleum, Ltd. 66,649
Total 30,795,261
Austria (0.1%)
27,293 OMV AG
a
861,965
Total 861,965
Belgium (0.1%)
2,860 Cofinimmo SA 408,220
1,614 Groupe Bruxelles Lambert SA 140,000
Total 548,220
Bermuda (<0.1%)
274,000 Road King Infrastructure, Ltd. 368,587
Total 368,587
Canada (11.7%)
76,569 Allied Properties REIT 2,292,868
20,712 Bank of Montreal
b
1,133,133
12,107 Barrick Gold Corporation 349,891
12,394 Canadian Natural Resources, Ltd. 218,650
181,280 CGI, Inc.
a
12,947,895
69,915 Choice Properties REIT 661,855
550,229 CI Financial Corporation 7,562,593
1,336 Cogeco Communications, Inc. 101,837
109,732 Dollarama , Inc. 4,012,597
1,332 George Weston, Ltd. 100,607
112,049 Granite REIT 6,516,568
276,670 IAMGOLD Corporation
a
1,377,817
3,762 IGM Financial, Inc. 92,488
105,410 Laurentian Bank of Canada
b
2,089,392
8,668 MAG Silver Corporation
a
146,446
93,203 Manulife Financial Corporation 1,249,015
63,916 National Bank of Canada 3,017,692
41,719 Northland Power, Inc. 1,143,072
19,035 Onex Corporation 846,126
10,348 Osisko Gold Royalties, Ltd. 121,291
95,637 Power Corporation of Canada 1,697,183
158,078 Quebecor, Inc. 3,606,602
30,226 Restaurant Brands International,
Inc. 1,708,374
43,546 RioCan REIT 486,355
5,253 Ritchie Brothers Auctioneers, Inc. 243,109
58,495 Royal Bank of Canada 4,035,192
212,732 Sun Life Financial, Inc. 8,292,014
46,826 TC Energy Corporation 2,134,255
Shares Common Stock (99.5%) Value
Canada (11.7%) - continued
8,117 TMX Group, Ltd. $ 829,728
370,823 Toronto-Dominion Bank 16,408,734
42,517 Transcontinental, Inc.
b
490,098
28,391 Vermilion Energy Inc 115,730
33,529 Whitecap Resources, Inc. 55,320
Total 86,084,527
Denmark (3.0%)
48,782 Carlsberg AS 7,204,592
1,371 Christian Hansen Holding AS 156,448
201,843 Novo Nordisk AS 13,243,443
9,646 Novozymes AS 577,017
2,470 Royal Unibrew AS 249,885
13,687 Topdanmark AS 585,341
Total 22,016,726
Finland (0.5%)
151,009 UPM- Kymmene Oyj 4,030,995
Total 4,030,995
France (6.1%)
8,117 Air Liquide SA 1,335,090
5,543 Capgemini SA 718,898
283,616 CGG SA
a
242,767
3,300 Cie Generale des Etablissements
Michelin 341,769
10,347 Elior Participations SCA
c
57,305
4,649 Eramet SA
a
126,608
5,953 Gaztransport Et Technigaz SA 553,517
2,800 Hermes International 2,270,077
20,964 Ipsos SA 556,414
152,867 Legrand SA 11,790,997
5,455 LNA Sante 329,144
8,147 L'Oreal SA 2,734,368
786 LVMH Moet Hennessy Louis Vuitton
SE 341,788
107,484 Schneider Electric SE 12,324,530
173,223 Total SE 6,555,416
34,419 Vinci SA 2,962,282
Total 43,240,970
Germany (4.6%)
70,130 Allianz SE 14,550,210
77,314 Alstria Office REIT AG
a
1,155,707
20,353 Deutsche Boerse AG 3,703,114
120,270 Deutsche Pfandbriefbank AG
a,c
761,916
70,924 Deutsche Telekom AG 1,184,062
17,242 Dialog Semiconductor plc
a
808,220
5,672 SAP SE 895,347
29,984 Symrise AG 3,748,333
247,125 TAG Immobilien AG 6,498,014
Total 33,304,923
Hong Kong (1.0%)
121,600 AIA Group, Ltd. 1,096,460
609,000 Galaxy Entertainment Group, Ltd. 4,153,222
629,000 HKT Trust and HKT, Ltd. 926,824
166,000 Hysan Development Company, Ltd. 458,603
Total 6,635,109
Ireland (<0.1%)
12,250 Glanbia plc 148,715
Total 148,715

International Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Isle of Man (0.1%)
80,770 GVC Holdings plc $ 699,026
Total 699,026
Israel (1.1%)
498,208 Bank Leumi Le-Israel BM 2,525,607
1,623,414 Israel Discount Bank, Ltd. 4,991,360
37,358 Mizrahi Tefahot Bank, Ltd. 783,020
Total 8,299,987
Italy (1.2%)
24,255 Autogrill SPA
a
116,008
35,869 Davide Campari-Milano NV 362,112
41,667 Enel SPA 381,693
319,027 Eni SPA 2,841,840
101,499 Recordati SPA 5,451,548
Total 9,153,201
Japan (21.8%)
2,400 ABC-MART, Inc. 126,445
12,700 Advantest Corporation 693,409
130,300 Air Water, Inc. 1,689,419
13,200 AOKI Holdings, Inc. 67,926
3,200 Aozora Bank, Ltd. 51,190
37,000 Arcs Company, Ltd. 858,469
74,100 Astellas Pharmaceutical, Inc. 1,155,809
26,800 Autobacs Seven Company, Ltd. 312,253
1,400 Azbil Corporation 46,670
17,400 Bridgestone Corporation 512,527
60,600 Canon, Inc. 975,207
34,700 Chiyoda Company, Ltd. 331,611
78,600 Chugai Pharmaceutical Company,
Ltd. 3,548,731
341,900 Citizen Watch Company, Ltd.
b
931,906
5,700 Computer Engineering &
Consulting, Ltd. 81,882
1,900 Cybozu , Inc. 56,307
32,600 Daiichi Sankyo Company, Ltd. 2,884,662
4,300 Daikin Industries, Ltd. 756,570
37,600 Daito Trust Construction Company,
Ltd. 2,948,677
156,600 Denso Corporation 5,793,041
1,400 Doutor Nichires Holdings
Company, Ltd. 18,637
3,800 DTS Corporation 72,715
8,500 Eisai Company, Ltd. 686,006
542,000 Eneos Holdings, Inc. 1,900,583
2,900 Exedy Corporation 35,811
1,700 Fast Retailing Company, Ltd. 904,063
54,500 Fuji Soft, Inc. 2,458,801
2,700 Fujitsu, Ltd. 361,517
48 Fukuoka REIT Corporation 55,710
1,600 GMO Payment Gateway, Inc. 167,737
26,600 GS Yuasa Corporation 413,627
34 Hankyu REIT, Inc. 36,609
36,100 Hanwa Company, Ltd. 641,482
9,700 Hino Motors, Ltd. 55,933
28,600 Hitachi, Ltd. 856,686
23,700 Hoya Corporation 2,337,282
110,900 Inaba Denki Sangyo Company, Ltd. 2,537,385
10,000 ITOCHU Techno-Solutions
Corporation 406,149
800 Izumi Company, Ltd. 30,844
12,400 Japan Exchange Group, Inc. 294,450
2,458 Japan Hotel REIT Investment
Corporation 891,613
5,000 Japan Material Company, Ltd. 76,122
Shares Common Stock (99.5%) Value
Japan (21.8%) - continued
112,400 Japan Post Bank Company, Ltd. $ 838,545
19,200 Japan Post Holdings Company,
Ltd. 131,132
77,100 Japan Tobacco, Inc. 1,317,829
15,800 Kamigumi Company, Ltd. 288,362
12,700 Kao Corporation 921,309
58,400 KDDI Corporation 1,856,971
31,700 Kewpie Corporation 564,248
10,800 Keyence Corporation 4,554,220
141,900 Kinden Corporation 2,199,608
118,300 Kyoei Steel, Ltd. 1,406,580
15,900 KYORIN Holdings, Inc. 288,843
9,100 Lasertec Corporation 803,480
15,400 Lintec Corporation 359,311
26,100 M3, Inc. 1,340,302
431,900 Marubeni Corporation 1,988,433
12,400 Ministop Company, Ltd. 169,797
280,200 Mitsubishi Corporation 5,645,972
229,100 Mitsubishi UFJ Financial Group,
Inc. 858,511
43,300 Mitsuboshi Belting, Ltd. 716,667
457,900 Mitsui & Company, Ltd. 6,845,651
110 Mori Trust Sogo REIT, Inc. 128,395
14,900 MS and AD Insurance Group
Holdings, Inc. 374,408
8,300 Murata Manufacturing Company,
Ltd. 533,115
181,700 NEC Networks & System Integration
Corporation 3,860,022
6,400 NEXON Company, Ltd. 164,428
124,500 NHK Spring Company, Ltd. 700,635
3,300 Nidec Corporation 262,142
11,300 Nihon Unisys, Ltd. 341,949
1,700 Nikkon Holdings Company, Ltd. 30,981
5,300 Nintendo Company, Ltd. 2,330,994
237,200 Nippon Steel Corporation 1,944,891
1,800 Nippon Steel Trading Corporation 53,669
27,300 Nippon Telegraph & Telephone
Corporation 633,673
76,700 Nissan Motor Company, Ltd. 262,357
156,600 Nitto Kogyo Corporation 2,547,574
800 Noevir Holdings Company, Ltd. 33,106
208 Nomura Real Estate Master Fund,
Inc. 257,955
8,000 NS Solutions Corporation 210,673
7,500 NSD Company, Ltd. 136,386
4,300 NTT Data Corporation 48,888
92,700 NTT DOCOMO, Inc. 2,552,135
2,200 OBIC Company, Ltd. 394,525
49,600 Olympus Corporation 892,129
21,700 Onward Holdings Company, Ltd. 53,292
9,500 Oracle Corporation Japan 1,144,393
5,900 Oriental Land Company, Ltd. 711,792
2,900 ORIX Corporation 31,364
8,400 Otsuka Corporation 437,970
22,900 PLENUS Company, Ltd. 349,864
57,000 Recruit Holdings Company, Ltd. 1,778,163
42,400 Rinnai Corporation 3,475,263
26,100 Ryoyo Electro Corporation 726,814
63,100 Sangetsu Company, Ltd. 863,100
3,800 Sanwa Holdings Corporation 32,566
600 Sawai Pharmaceutical Company,
Ltd. 28,503
41,000 Senshu Ikeda Holdings, Inc. 60,370
31,600 Seven & I Holdings Company, Ltd. 954,937
22,000 SHIMAMURA Company, Ltd. 1,529,851

International Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Japan (21.8%) - continued
5,700 Shin-Etsu Chemical Company, Ltd. $ 667,121
12,300 Shiseido Company, Ltd. 685,309
323,300 SoftBank Corporation 4,327,760
68,900 SoftBank Group Corporation 4,345,735
1,767,400 Sojitz Corporation 3,707,424
39,900 Sony Corporation 3,100,032
60,000 Sugi Holdings Company, Ltd. 4,335,342
328,500 Sumitomo Chemical Company, Ltd. 947,926
314,600 Sumitomo Corporation 3,495,119
584,000 Sumitomo Electric Industries, Ltd. 6,524,811
15,000 Sumitomo Forestry Company, Ltd. 167,707
286,200 Sumitomo Rubber Industries, Ltd. 2,381,014
88,800 Sundrug Company, Ltd. 3,021,947
1,400 Sysmex Corporation 107,655
12,800 Taikisha, Ltd. 359,765
20,100 Taiyo Holdings Company, Ltd. 949,577
9,400 Takara Standard Company, Ltd. 126,928
81,000 Takeda Pharmaceutical Company,
Ltd. 2,937,612
17,000 Terumo Corporation 643,128
15,600 TIS, Inc. 334,083
86,500 Toagosei Company, Ltd. 824,695
1,100 Toho Holdings Company, Ltd. 18,837
39,700 Tokio Marine Holdings, Inc. 1,676,331
12,200 Tokyo Electron, Ltd. 3,375,951
43,300 Toppan Forms Company, Ltd. 408,950
603,600 Toray Industries, Inc. 2,612,720
43,000 Toyoda Gosei Company, Ltd. 843,165
14,000 Toyota Motor Corporation 831,095
39,900 Tsubakimoto Chain Company 936,498
8,300 Tsumura & Company 206,838
208,600 TV Asahi Holdings Corporation 2,852,606
58,600 Ube Industries, Ltd. 957,063
5,500 Unicharm Corporation 248,781
241 United Urban Investment
Corporation 234,365
25,200 Yuasa Trading Company, Ltd. 673,812
27,100 Z Holdings Corporation 144,111
Total 163,043,329
Luxembourg (0.4%)
369,437 B&M European Value Retail SA 2,221,164
54,493 Tenaris SA ADR 637,568
Total 2,858,732
Netherlands (7.9%)
80,935 Aalberts NV 2,890,376
3,564 ASM International NV 545,181
31,539 ASML Holding NV 11,213,334
67,849 BE Semiconductor Industries NV 3,033,654
95,973 Euronext NV
c
11,086,612
50,945 ForFarmers BV 327,059
4,106 Heineken NV 397,768
6,419 IMCD NV 663,775
82,581 Koninklijke DSM NV 12,640,368
106,022 Koninklijke Philips NV
a
5,478,265
154,469 Signify NV
a,c
4,634,586
33,374 Unilever NV 1,972,085
47,699 Wolters Kluwer NV 3,756,676
Total 58,639,739
Norway (1.0%)
413,990 DnB ASA
a
6,358,616
30,348 Entra ASA
c
428,420
13,711 Europris ASA
c
67,406
Shares Common Stock (99.5%) Value
Norway (1.0%) - continued
31,230 Orkla ASA $ 307,173
Total 7,161,615
Singapore (1.6%)
1,479,464 Ascendas REIT 3,829,541
197,500 Ascott Trust 129,642
414,800 DBS Group Holdings, Ltd. 5,992,059
390,700 Mapletree Commercial Trust 526,086
83,700 Singapore Exchange, Ltd. 499,298
642,600 Wing Tai Holdings, Ltd. 800,402
Total 11,777,028
Spain (1.8%)
44,945 Amadeus IT Holding SA 2,244,347
37,556 CIA De Distribucion Integral 701,213
158,300 Enagas SA 3,993,814
37,951 Grifols SA 1,105,723
108,062 Industria de Diseno Textil SA 2,863,423
713,153 Mediaset Espana Comunicacion
SA
a
2,332,726
43,621 Melia Hotels International SA
a
161,486
Total 13,402,732
Supranational (0.1%)
9,647 Unibail - Rodamco -Westfield 506,031
Total 506,031
Sweden (4.9%)
251,720 AB Industrivarden
a
6,209,298
192,741 Assa Abloy AB 4,254,988
203,258 Atlas Copco AB, Class A 9,022,922
83,680 Atlas Copco AB, Class B 3,238,640
106,026 Castellum AB 2,280,251
11,874 Dometic Group AB
c
115,922
154,474 Granges AB
a
1,247,740
228,619 Hexpol AB
a
1,521,137
16,471 Holmen AB 567,660
55,226 Husqvarna AB 528,512
20,880 Kungsleden AB 168,883
12,878 L E Lundbergforetagen AB
a
604,923
7,164 Lundin Energy AB 167,105
78,158 Nobina AB
a,c
492,291
15,674 Pandox AB 197,872
111,449 Sandvik AB
a
2,082,819
73,179 Scandic Hotels Group AB
c
252,887
184,724 SKF AB 3,419,765
9,368 Thule Group AB
c
278,662
Total 36,652,277
Switzerland (15.4%)
51,067 Baloise Holding AG 7,791,542
1,954 EMS-CHEMIE Holding AG 1,687,416
9,159 Geberit AG 5,055,006
764 Givaudan SA 3,164,276
312 Lindt & Spruengli AG 2,415,454
136,724 Nestle SA 16,259,459
260,794 Novartis AG 21,480,893
28,808 Pargesa Holding SA
b
2,285,697
72,507 PSP Swiss Property AG 8,054,725
72,078 Roche Holding AG 24,964,689
231 Siegfried Holding AG 120,697
24,313 Sika AG 5,342,347
20,290 Sonova Holding AG
a
4,587,654
19,877 Swiss Life Holding AG 7,263,884
26,366 Swiss Prime Site AG 2,406,255

International Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Switzerland (15.4%) - continued
2,996 Tecan Group AG $ 1,256,505
Total 114,136,499
United Kingdom (11.1%)
57,797 Anglo American plc 1,399,158
1,191,808 Auto Trader Group plc
c
8,325,417
43,636 Berkeley Group Holdings plc 2,531,804
9,981 British American Tobacco plc 329,856
14,176 Bunzl plc 406,087
57,177 Centamin plc 153,059
45,820 Croda International plc 3,419,755
9,694 Dart Group plc 81,692
795,615 GlaxoSmithKline plc 15,848,942
412,015 Halma plc 11,702,833
151,873 Hochschild Mining plc 538,172
321,794 HSBC Holdings plc 1,448,985
3,586 InterContinental Hotels Group plc 165,176
130,549 John Wood Group plc 324,513
466,306 Moneysupermarket.com Group plc 1,786,437
144,428 National Express Group plc 287,372
243,527 PageGroup plc 1,115,006
31,987 Paragon Banking Group plc 131,132
55,985 Redde Northgate plc 120,408
267,348 Redrow plc 1,492,620
481,484 RELX plc 10,136,313
53,090 Rightmove plc 383,143
35,266 Rio Tinto plc 2,146,726
290,929 Royal Dutch Shell plc, Class A 4,252,107
470,009 Royal Dutch Shell plc, Class B 6,597,280
24,521 Sage Group plc 232,702
25,174 Spirax-Sarco Engineering plc 3,364,137
1,032,569 Taylor Wimpey plc 1,592,770
415,064 Tullow Oil plc 138,795
187,210 William Hill plc 254,880
Total 80,707,277
Total Common Stock
(cost $740,940,747) 735,073,471
Shares
Collateral Held for Securities
Loaned ( 0.8% )
6,094,904 Thrivent Cash Management Trust 6,094,904
Total Collateral Held for
Securities Loaned
(cost $6,094,904) 6,094,904
Shares Short-Term Investments ( 0.2% )
Thrivent Core Short-Term Reserve
Fund
140,511 0.500% 1,406,520
Total Short-Term Investments
(cost $1,406,520) 1,406,520
Total Investments (cost
$748,442,171) 100.5% $742,574,895
Other Assets and Liabilities,
Net (0.5%) (3,454,108)
Total Net Assets 100.0% $739,120,787
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $26,501,424 or 3.6% of
total net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 5,674,696
Total lending $5,674,696
Gross amount payable upon return of
collateral for securities loaned $6,094,904
Net amounts due to counterparty
$420,208
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 38,370,615 – 38,370,615 –
Consumer Discretionary 60,368,797 1,708,374 58,660,423 –
Consumer Staples 45,977,512 – 45,977,512 –
Energy 27,732,850 637,568 27,095,282 –
Financials 137,230,570 – 137,230,570 –
Health Care 113,619,366 – 113,619,366 –
Industrials 122,233,481 243,109 121,990,372 –
Information Technology 71,734,991 – 71,734,991 –
Materials 65,374,029 1,377,817 63,996,212 –
Real Estate 46,224,626 – 46,224,626 –
Utilities 6,206,634 – 6,206,634 –
Subtotal Investments in Securities $735,073,471 $3,966,868 $731,106,603 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,406,520
Collateral Held for Securities Loaned 6,094,904
Subtotal Other Investments $7,501,424
Total Investments at Value $742,574,895
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $— $72,633 $71,242 $1,407 141 0.2%
Total Affiliated Short-Term Investments — 1,407 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,254 154,097 164,256 6,095 6,095 0.8
Total Collateral Held for Securities Loaned 16,254 6,095 0.8
Total Value $16,254 $7,502
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $16 $– $0 $26
Total Income/Non Income Cash from Affiliated Investments $26
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 79
Total Affiliated Income from Securities Loaned, Net $79
Total $16 $– $0

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (4.4%)
5,967 Alphabet, Inc., Class A
a
$ 8,878,598
41,930 AMC Networks, Inc.
a
968,583
115,494 AT&T, Inc. 3,416,312
25,822 Take-Two Interactive Software,
Inc.
a
4,235,324
123,054 T-Mobile US, Inc.
a
13,213,539
485,431 Verizon Communications, Inc. 27,902,574
30,861 Walt Disney Company 3,608,885
Total 62,223,815
Consumer Discretionary (7.1%)
2,809 Amazon.com, Inc.
a
8,889,586
2,330 AutoZone, Inc.
a
2,813,289
22,129 Dollar General Corporation 4,213,362
8,029 Dollar Tree, Inc.
a
749,507
90,221 Home Depot, Inc. 23,952,773
141,879 McDonald's Corporation 27,564,252
30,111 O'Reilly Automotive, Inc.
a
14,374,389
18,658 Ross Stores, Inc. 1,673,063
173,255 TJX Companies, Inc. 9,007,528
81,682 Yum! Brands, Inc. 7,437,146
Total 100,674,895
Consumer Staples (15.6%)
107,309 Altria Group, Inc. 4,415,765
9,866 Clorox Company 2,333,408
525,814 Coca-Cola Company 24,839,453
279,559 Colgate-Palmolive Company 21,581,955
44,576 Costco Wholesale Corporation 14,510,825
145,579 Hershey Company 21,168,642
106,145 Hormel Foods Corporation 5,398,535
22,450 Kellogg Company 1,548,826
58,908 Kimberly-Clark Corporation 8,956,372
15,797 McCormick & Company, Inc. 3,078,835
412,322 Mondelez International, Inc. 22,879,748
70,427 Monster Beverage Corporation
a
5,527,111
219,918 PepsiCo, Inc. 30,273,912
42,951 Philip Morris International, Inc. 3,299,066
224,230 Procter & Gamble Company 29,401,038
168,444 Wal-Mart Stores, Inc. 21,796,654
Total 221,010,145
Energy (0.3%)
115,341 Antero Midstream Corporation
b
653,983
20,177 Cimarex Energy Company 493,529
151,978 CNX Resources Corporation
a
1,466,588
14,037 Diamondback Energy, Inc. 559,515
93,682 EQT Corporation 1,360,263
Total 4,533,878
Financials (10.2%)
7,547 Alleghany Corporation 3,941,949
166,801 Annaly Capital Management, Inc. 1,235,995
79,617 Aon plc 16,339,001
139,095 Arthur J. Gallagher & Company 14,951,321
120,151 Berkshire Hathaway, Inc.
a
23,523,163
25,270 Cboe Global Markets, Inc. 2,216,179
35,536 Chubb, Ltd. 4,521,601
81,429 CME Group, Inc. 13,531,871
23,100 Everest Re Group, Ltd. 5,054,049
105,337 Hanover Insurance Group, Inc. 10,731,734
23,796 Hartford Financial Services Group,
Inc. 1,007,047
18,784 Intercontinental Exchange, Inc. 1,817,915
11,400 Markel Corporation
a
11,907,756
Shares Common Stock (99.8%) Value
Financials (10.2%) - continued
222,349 Marsh & McLennan Companies,
Inc. $ 25,925,893
38,596 Progressive Corporation 3,486,763
18,068 RenaissanceRe Holdings, Ltd. 3,259,106
19,064 W.R. Berkley Corporation 1,177,202
Total 144,628,545
Health Care (18.8%)
127,978 Abbott Laboratories 12,879,706
6,324 Amgen, Inc. 1,547,293
2,924 Anthem, Inc. 800,591
68,379 Baxter International, Inc. 5,906,578
35,610 Becton, Dickinson and Company 10,018,517
309 Bio-Rad Laboratories, Inc.
a
162,191
13,067 Chemed Corporation 6,431,447
128,595 Danaher Corporation 26,207,661
74,776 Eli Lilly and Company 11,238,085
248,208 Gilead Sciences, Inc. 17,257,902
14,667 Incyte Corporation
a
1,448,513
212,511 Johnson & Johnson 30,975,603
166,644 Medtronic plc 16,077,813
307,830 Merck & Company, Inc. 24,700,279
167 Mettler -Toledo International, Inc.
a
156,145
10,219 Moderna , Inc.
a
757,228
100,765 Pfizer, Inc. 3,877,437
38,771 Regeneron Pharmaceuticals, Inc.
a
24,505,986
65,875 Stryker Corporation 12,733,638
24,707 Thermo Fisher Scientific, Inc. 10,227,463
60,694 UnitedHealth Group, Inc. 18,376,929
20,469 Varian Medical Systems, Inc.
a
2,921,336
43,975 Vertex Pharmaceuticals, Inc.
a
11,961,200
98,969 Zoetis, Inc. 15,011,618
Total 266,181,159
Industrials (9.8%)
20,164 Allegion plc 2,005,511
178,079 AMETEK, Inc. 16,605,867
41,526 C.H. Robinson Worldwide, Inc. 3,891,817
71,782 General Dynamics Corporation 10,533,291
107,615 Honeywell International, Inc. 16,074,452
11,679 IDEX Corporation 1,924,933
53,212 Lockheed Martin Corporation 20,165,752
207,920 Republic Services, Inc. 18,141,020
3,385 Teledyne Technologies, Inc.
a
1,038,179
93,117 Verisk Analytics, Inc. 17,572,109
153,598 Waste Connections, Inc. 15,723,827
132,128 Waste Management, Inc. 14,481,229
Total 138,157,987
Information Technology (18.5%)
142,037 Accenture plc 31,927,077
8,545 Adobe, Inc.
a
3,796,714
27,441 Akamai Technologies, Inc.
a
3,085,466
186,071 Amphenol Corporation 19,678,869
145,872 Automatic Data Processing, Inc. 19,387,848
37,573 Black Knight, Inc.
a
2,814,969
62,579 Broadridge Financial Solutions,
Inc. 8,406,863
6,954 Cisco Systems, Inc. 327,533
102,009 Citrix Systems, Inc. 14,562,805
13,146 Fiserv, Inc.
a
1,311,839
41,563 Intuit, Inc. 12,733,656
72,310 Jack Henry & Associates, Inc. 12,892,873
48,505 Keysight Technologies, Inc.
a
4,845,165
67,419 MasterCard, Inc. 20,800,784
168,611 Microsoft Corporation 34,566,941

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (18.5%) - continued
81,110 Motorola Solutions, Inc. $ 11,339,178
150,674 Oracle Corporation 8,354,873
218,496 Paychex, Inc. 15,714,232
78,676 Synopsys, Inc.
a
15,673,833
29,730 Tyler Technologies, Inc.
a
10,621,043
10,620 Visa, Inc. 2,022,048
289,761 Western Union Company 7,035,397
2,870 Zoom Video Communications,
Inc.
a
728,722
Total 262,628,728
Materials (2.8%)
63,695 Ecolab, Inc. 11,916,061
221,411 Newmont Mining Corporation 15,321,641
11,954 Royal Gold, Inc. 1,672,723
16,442 Sherwin-Williams Company 10,653,101
Total 39,563,526
Real Estate (5.5%)
198,529 AGNC Investment Corporation 2,699,994
15,186 American Tower Corporation 3,969,469
50,707 Apartment Investment &
Management Company 1,968,446
11,554 AvalonBay Communities, Inc. 1,769,149
214,761 Camden Property Trust 19,502,446
16,563 Crown Castle International
Corporation 2,761,052
304,391 Equity Residential 16,324,489
52,582 Essex Property Trust, Inc. 11,606,951
13,068 Extra Space Storage, Inc. 1,350,447
24,597 First Industrial Realty Trust, Inc. 1,080,300
53,208 Kilroy Realty Corporation 3,100,430
2,750 Public Storage, Inc. 549,670
35,462 Realty Income Corporation 2,129,493
245,605 UDR, Inc. 8,890,901
Total 77,703,237
Utilities (6.8%)
25,210 ALLETE, Inc. 1,494,953
93,977 American Electric Power
Company, Inc. 8,164,722
223,577 Consolidated Edison, Inc. 17,177,421
96,637 DTE Energy Company 11,174,136
28,708 Duke Energy Corporation 2,432,716
19,782 Hawaiian Electric Industries, Inc. 717,295
146,607 IDACORP, Inc. 13,671,103
110,140 NextEra Energy, Inc. 30,916,298
47,012 Southern Company 2,567,325
25,775 WEC Energy Group, Inc. 2,455,327
87,221 Xcel Energy, Inc. 6,021,738
Total 96,793,034
Total Common Stock
(cost $1,280,785,911) 1,414,098,949
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
657,000 Thrivent Cash Management Trust 657,000
Total Collateral Held for
Securities Loaned
(cost $657,000) 657,000
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
186,822 0.500% $ 1,870,083
Total Short-Term Investments
(cost $1,867,406) 1,870,083
Total Investments (cost
$1,283,310,317) 100.0% $1,416,626,032
Other Assets and Liabilities, Net
<0.1% 647,631
Total Net Assets 100.0% $1,417,273,663
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity
Fund as of July 31, 2020:
Securities Lending Transactions
Common Stock $ 620,865
Total lending $620,865
Gross amount payable upon return of
collateral for securities loaned $657,000
Net amounts due to counterparty
$36,135

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 62,223,815 62,223,815 – –
Consumer Discretionary 100,674,895 100,674,895 – –
Consumer Staples 221,010,145 221,010,145 – –
Energy 4,533,878 4,533,878 – –
Financials 144,628,545 144,628,545 – –
Health Care 266,181,159 266,181,159 – –
Industrials 138,157,987 138,157,987 – –
Information Technology 262,628,728 262,628,728 – –
Materials 39,563,526 39,563,526 – –
Real Estate 77,703,237 77,703,237 – –
Utilities 96,793,034 96,793,034 – –
Subtotal Investments in Securities $1,414,098,949 $1,414,098,949 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,870,083
Collateral Held for Securities Loaned 657,000
Subtotal Other Investments $2,527,083
Total Investments at Value $1,416,626,032
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
7/31/2020
Shares Held at
7/31/2020
% of Net
Assets
7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $1,504 $101,490 $101,134 $1,870 187 0.1%
Total Affiliated Short-Term Investments 1,504 1,870 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 31,647 30,990 657 657 0.1
Total Collateral Held for Securities Loaned – 657 0.1
Total Value $1,504 $2,527
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 7/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.500% $7 $3 $0 $37
Total Income/Non Income Cash from Affili ated Investments $37
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total $7 $3 $0

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 3.9% )
a
Value
AmeriCredit Automobile
Receivables Trust
$ 10,003,902
1.214% , 3/18/2021, Ser.
2020-1 $ 10,008,750
19,000,000
0.261% , 7/19/2021, Ser.
2020-2 19,001,349
ARI Fleet Lease Trust
6,819,992
1.685% , 2/16/2021, Ser.
2020-A
b
6,833,748
Ascentium Equipment Receivables,
LLC
1,849,602
2.150% , 11/10/2020, Ser.
2019-2A
b
1,851,944
CarMax Auto Owner Trust
25,000,000
0.277% , 7/15/2021, Ser.
2020-3 25,001,390
Enterprise Fleet Financing, LLC
2,993,987
1.973% , 11/20/2020, Ser.
2019-3
b
2,996,163
4,551,357
1.690% , 2/22/2021, Ser.
2020-1
b
4,559,081
GM Financial Leasing Trust
7,528,589
1.635% , 2/22/2021, Ser.
2020-1 7,536,803
HPEFS Equipment Trust
23,000,000
0.428% , 7/20/2021, Ser.
2020-2A
b
23,006,704
Kubota Credit Owner Trust
8,000,000
0.269% , 8/16/2021, Ser.
2020-2A
b
8,000,810
Santander Drive Auto Receivables
Trust
12,500,000
0.241% , 7/15/2021, Ser.
2020-2 12,499,476
Santander Retail Auto Lease Trust
2,024,482
1.657% , 2/22/2021, Ser.
2020-A
b
2,025,769
Tesla Auto Lease Trust
16,000,000
0.215% , 8/20/2021, Ser.
2020-A
b,c
15,996,800
Westlake Automobile Receivables
Trust
13,965,704
1.150% , 3/15/2021, Ser.
2020-1A
b
13,975,238
World Omni Auto Receivables Trust
6,507,690
1.049% , 3/15/2021, Ser.
2020-A 6,511,096
Total 159,805,121
Principal
Amount Basic Materials ( 0.7% )
a
Value
BASF SE
10,000,000 0.310% , 9/29/2020
b
9,994,333
Nutrien , Ltd.
20,000,000 0.170% , 8/21/2020
b
19,997,900
Total 29,992,233
Principal
Amount Capital Goods ( 1.4% )
a
Value
Amcor Finance USA, Inc.
25,000,000 0.170% , 8/20/2020
b,d
24,997,667
13,763,000 0.190% , 8/27/2020
b,d
13,760,935
Honeywell International, Inc.
10,000,000 1.000% , 9/18/2020
b
9,998,054
Principal
Amount Capital Goods (1.4%)
a
Value
John Deere Capital Corporation
$ 7,970,000
0.438% (LIBOR 3M +
0.170%), 10/9/2020
e
$ 7,972,133
Total 56,728,789
Principal
Amount Consumer Cyclical ( 4.2% )
a
Value
American Honda Finance
Corporation
18,010,000
0.552% (LIBOR 3M +
0.280%), 10/19/2020
e
18,014,579
5,000,000
0.836% (LIBOR 3M +
0.280%), 11/2/2020
e
5,000,000
5,820,000
0.665% (LIBOR 3M +
0.350%), 6/11/2021
e
5,827,028
BMW US Capital, LLC
17,555,000
0.794% (LIBOR 3M +
0.370%), 8/14/2020
b,e
17,557,623
10,560,000
0.676% (LIBOR 3M +
0.410%), 4/12/2021
b,e
10,567,442
Toyota Motor Credit Corporation
25,000,000
0.403% (LIBOR 3M +
0.090%), 9/14/2020
e
25,001,134
25,000,000 0.190% , 9/22/2020 24,994,626
25,000,000 0.190% , 9/29/2020 24,993,333
25,000,000
0.368% (LIBOR 3M +
0.100%), 10/5/2020
d,e
25,003,871
Walmart, Inc.
6,700,000 3.250% , 10/25/2020 6,744,890
9,980,000
0.535% (LIBOR 3M +
0.230%), 6/23/2021
e
10,003,363
Total 173,707,889
Principal
Amount Consumer Non-Cyclical ( 5.6% )
a
Value
Cargill Global Funding plc
25,000,000 1.400% , 8/5/2020
b
24,999,639
10,000,000 1.400% , 9/14/2020
b
9,998,250
25,000,000 1.400% , 10/5/2020
b
24,992,850
Cigna Corporation
10,876,000 3.200% , 9/17/2020 10,912,978
Coca-Cola Company
5,000,000 1.600% , 8/13/2020
b
4,999,832
23,250,000 1.250% , 10/13/2020
b
23,243,261
Gilead Sciences, Inc.
14,350,000 2.550% , 9/1/2020 14,374,383
Merck & Company, Inc.
11,100,000 3.875% , 1/15/2021 11,179,117
Mondelez International, Inc.
2,075,000 0.140% , 8/13/2020
b
2,074,875
25,000,000 0.160% , 8/14/2020
b
24,998,406
Novartis Securities Investment, Ltd.
10,000,000 1.250% , 8/4/2020
b,d
9,999,881
15,000,000 1.750% , 9/28/2020
b,d
14,996,878
PepsiCo, Inc.
15,000,000 2.200% , 9/30/2020
b
14,996,162
10,000,000 1.880% , 12/11/2020
b
9,993,054
10,000,000 2.350% , 12/14/2020
b
9,992,936
Procter & Gamble Company
4,340,000 1.900% , 10/23/2020 4,356,463
UnitedHealth Group, Inc.
12,789,000 0.120% , 8/6/2020
b
12,788,305
Total 228,897,270

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Energy ( 3.2% )
a
Value
BP Capital Markets plc
$ 5,000,000 0.650% , 8/3/2020
b,d
$ 4,999,928
Chevron Corporation
5,000,000 2.200% , 8/21/2020
b
4,999,743
10,000,000 2.200% , 9/11/2020
b
9,998,647
Exxon Mobil Corporation
25,000,000 2.100% , 9/22/2020 24,995,399
25,000,000 2.140% , 10/5/2020 24,993,767
Total Capital Canada, Ltd.
25,000,000 1.660% , 8/3/2020
b,d
24,999,827
15,000,000 0.950% , 8/4/2020
b,d
14,999,855
10,000,000 0.450% , 8/11/2020
b,d
9,999,725
10,000,000 1.050% , 8/18/2020
b,d
9,999,550
Total 129,986,441
Principal
Amount Financials ( 50.4% )
a
Value
AIG Global Funding
15,907,000
0.908% (LIBOR 3M +
0.650%), 1/22/2021
b,e
15,935,092
4,000,000
0.757% (LIBOR 3M +
0.460%), 6/25/2021
b,e
4,012,889
Australia and New Zealand
Banking Group, Ltd.
22,300,000
0.881% (LIBOR 3M +
0.500%), 8/19/2020
b,e
22,305,381
9,850,000
0.768% (LIBOR 3M +
0.320%), 11/9/2020
b,e
9,857,143
Bank of America Corporation
4,460,000 2.625% , 10/19/2020 4,482,122
Bank of America NA
4,500,000
0.460% (LIBOR 1M +
0.360%)
e
4,500,000
7,000,000 1.680%  7,011,825
25,000,000
0.480% (LIBOR 1M +
0.130%), 10/6/2020
e
25,009,616
Bank of Montreal
25,000,000
0.606% (LIBOR 3M +
0.050%), 2/4/2021
e
24,997,475
Bank of Montreal Chicago
10,000,000
0.470% (FEDL 1M + 0.370%),
9/8/2020
e
10,002,331
10,000,000
0.390% (SOFRRATE +
0.290%), 3/5/2021
e
10,004,269
Bank of New York Mellon
Corporation
13,325,000
1.256% (LIBOR 3M +
0.870%), 8/17/2020
e
13,329,590
Bank of Nova Scotia
10,000,000
0.500% (FEDL 1M + 0.400%),
9/16/2020
e
10,003,103
4,835,000
0.712% (LIBOR 3M +
0.440%), 4/20/2021
e
4,848,343
Barclays Bank plc
25,000,000 0.220% , 9/23/2020
b,d
24,991,750
25,000,000 0.310% , 10/7/2020
b,d
24,988,525
Barton Capital SA
4,860,000 0.120% , 8/3/2020
b,d
4,859,939
25,000,000 0.280% , 9/14/2020
b,d
24,994,687
Canadian Imperial Bank of
Commerce
15,000,000
0.412% (LIBOR 3M +
0.140%), 7/19/2021
e
14,999,999
15,000,000
0.428% (LIBOR 3M +
0.160%), 8/6/2021
e
15,000,000
Principal
Amount Financials (50.4%)
a
Value
Chariot Funding, LLC
$ 15,000,000
0.501% (LIBOR 3M + FLAT),
8/6/2020
b,e
$ 15,000,020
25,000,000 0.200% , 9/14/2020
b
24,995,625
25,000,000 0.250% , 11/12/2020
b
24,986,639
Ciesco , LLC
25,000,000 0.240% , 8/11/2020
b,d
24,998,969
14,523,000 0.210% , 10/20/2020
b,d
14,515,680
25,000,000 0.200% , 11/12/2020
b,d
24,982,739
Citibank NA
4,415,000 2.125% , 10/20/2020 4,425,880
25,383,000
0.785% (LIBOR 3M +
0.350%), 2/12/2021
e
25,416,331
12,900,000 2.850% , 2/12/2021 13,048,348
10,000,000
0.826% (LIBOR 3M +
0.570%), 7/23/2021
e
10,035,659
Citigroup, Inc.
25,000,000 5.375% , 8/9/2020 25,017,444
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
25,000,000
0.227% (LIBOR 1M +
0.040%), 9/18/2020
e
25,000,700
5,000,000 2.500% , 1/19/2021 5,051,649
Crown Point Capital Company, LLC
10,000,000 0.270% , 8/11/2020
b,d
9,999,587
25,000,000 0.220% , 9/18/2020
b,d
24,990,846
25,000,000 0.270% , 10/13/2020
b,d
24,988,746
Dealers Capital Access Trust, LLC
25,000,000 0.400% , 8/11/2020 24,999,045
22,000,000 0.150% , 8/17/2020 21,998,577
14,000,000 0.320% , 8/20/2020 13,998,857
12,000,000 0.290% , 9/23/2020 11,996,832
18,500,000 0.290% , 10/5/2020 18,493,691
25,000,000 0.200% , 10/26/2020 24,987,494
Erste Abwicklungsanstalt
2,775,000 0.120% , 8/4/2020
b
2,774,973
6,950,000 0.210% , 8/21/2020
b
6,949,595
25,000,000 0.230% , 10/15/2020
b
24,991,714
Fairway Finance Company, LLC
19,200,000 0.240% , 8/11/2020
b,d
19,199,208
Glaxosmithkline Finance plc
6,735,000 1.050% , 8/5/2020
b,d
6,734,716
Globe Life Incorporation
5,000,000 0.250% , 10/16/2020
b
4,995,540
Goldman Sachs Bank USA
20,000,000
72.412% (SOFRRATE +
0.280%), 8/21/2020
e
20,002,910
12,000,000
33.989% (SOFRRATE +
0.300%), 9/21/2020
e
12,003,547
25,000,000
35.767% (SOFRRATE +
0.280%), 2/5/2021
e
25,013,759
Goldman Sachs Group, Inc.
10,530,000 2.750% , 9/15/2020 10,537,782
ING Bank NV
18,050,000
1.356% (LIBOR 3M +
0.970%), 8/17/2020
b,e
18,056,802
ING Funding, LLC
20,000,000
0.475% (LIBOR 3M +
0.170%), 9/23/2020
b,d,e
20,006,108
Inter-American Development Bank
10,000,000
0.183% (LIBOR 1M + FLAT),
10/9/2020
e
9,999,000
LMA Americas, LLC
15,000,000
0.338% (LIBOR 1M +
0.170%), 12/4/2020
b,e
14,999,484

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (50.4%)
a
Value
Macquarie Bank, Ltd.
$ 4,100,000 2.850% , 1/15/2021
b
$ 4,145,693
10,000,000
0.329% (LIBOR 1M +
0.150%), 2/24/2021
b,e
10,000,442
Manhattan Asset Funding
Corporation, LLC
10,000,000 0.170% , 8/17/2020
b,d
9,999,684
13,175,000 0.150% , 8/21/2020
b,d
13,174,078
Massachusetts Educational
Financing Auth.
15,095,000 0.250% , 9/10/2020
d
15,095,302
3,000,000 0.230% , 9/11/2020
d
2,999,240
MassMutual Global Funding
12,850,000 2.450% , 11/23/2020
b
12,937,390
MetLife Short Term Funding, LLC
8,300,000 1.150% , 9/11/2020
b,d
8,299,032
Metropolitan Life Global Funding I
5,000,000 2.500% , 12/3/2020
b
5,036,736
25,000,000
0.590% (SOFRRATE +
0.500%), 5/28/2021
b,e
25,045,299
Mid-America Apartment
Communities, Inc.
20,000,000 0.200% , 8/11/2020
b
19,998,931
Mitsubishi UFJ Trust & Banking
Corporation
15,000,000 0.300% , 9/29/2020
b
15,002,998
25,000,000 0.250% , 10/23/2020
b
24,987,633
Mizuho Bank, Ltd.
25,000,000
0.373% (LIBOR 1M +
0.210%), 8/7/2020
e
25,001,082
9,835,000
0.268% (LIBOR 1M +
0.080%), 8/10/2020
e
9,835,315
25,000,000 0.200% , 10/28/2020 24,998,764
National Bank of Canada
7,090,000
0.886% (LIBOR 3M +
0.330%), 11/2/2020
e
7,093,897
Nationwide Building Society
25,000,000 0.180% , 8/20/2020
b
24,997,458
25,000,000 0.180% , 8/21/2020
b
24,997,229
25,000,000 0.190% , 8/28/2020
b
24,997,064
Nederlandse Waterschapsbank NV
25,000,000 0.180% , 8/17/2020
b
24,998,028
25,000,000 0.180% , 10/28/2020
b
24,988,257
New York Life Global Funding
25,372,000 1.950% , 9/28/2020
b
25,438,280
30,580,000
0.456% (LIBOR 3M +
0.160%), 10/1/2020
b,e
30,589,934
7,654,000
0.821% (LIBOR 3M +
0.320%), 8/6/2021
b,e
7,677,949
Nieuw Amsterdam Receivables
Corporation
10,260,000 0.170% , 8/18/2020
b,d
10,259,230
25,000,000 0.170% , 8/19/2020
b,d
24,997,928
Nordea Bank AB
16,000,000 2.500% , 9/17/2020
b
16,043,200
Old Line Funding, LLC
25,000,000 0.280% , 9/29/2020
b,d
24,989,167
15,000,000 0.310% , 10/30/2020
b,d
14,993,213
15,000,000 0.600% , 10/30/2020
b,d
14,993,213
25,000,000
0.298% (LIBOR 1M +
0.120%), 12/11/2020
b,d,e
25,000,000
Pricoa Global Funding I
3,825,000 2.550% , 11/24/2020
b
3,851,991
Pricoa Short Term Funding, LLC
10,000,000 0.300% , 9/18/2020
b
9,997,618
Principal
Amount Financials (50.4%)
a
Value
Prudential Financial, Inc.
$ 10,000,000 0.270% , 9/29/2020
b
$ 9,993,333
Royal Bank of Canada
10,000,000
0.370% (FEDL 1M + 0.270%),
8/3/2020
e
10,000,000
10,000,000
0.412% (LIBOR 1M +
0.240%), 8/26/2020
b,e
10,001,774
15,000,000
0.421% (LIBOR 3M +
0.090%), 9/4/2020
e
15,001,807
15,000,000 1.520% , 9/8/2020
b
14,997,367
25,000,000 2.100% , 10/14/2020 25,088,322
10,000,000
0.394% (LIBOR 3M +
0.090%), 1/4/2021
b,e
10,002,972
10,000,000
0.596% (LIBOR 3M +
0.040%), 2/3/2021
b,e
10,000,000
10,000,000
0.250% (SOFRRATE +
0.150%), 2/26/2021
b,e
9,996,501
10,000,000
0.350% (SOFRRATE +
0.250%), 3/3/2021
b,e
10,001,964
14,027,000
0.658% (LIBOR 3M +
0.390%), 4/30/2021
e
14,062,127
15,000,000
0.463% (LIBOR 3M +
0.140%), 7/30/2021
e
15,000,000
Skandinaviska Enskilda Banken AB
20,000,000
0.441% (LIBOR 3M +
0.170%), 10/16/2020
e
20,007,700
Societe Generale SA
19,000,000 2.625% , 9/16/2020
b
19,052,036
Sumitomo Mitsui Banking
Corporation
7,300,000
0.242% (LIBOR 1M +
0.070%), 8/25/2020
e
7,300,302
5,000,000
0.641% (LIBOR 3M +
0.370%), 10/16/2020
e
5,003,389
15,000,000
0.310% (LIBOR 1M +
0.130%), 11/20/2020
e
15,000,296
Svenska Handelsbanken AB
6,700,000
0.678% (LIBOR 3M +
0.360%), 9/8/2020
e
6,702,744
13,900,000
1.226% (LIBOR 3M +
0.930%), 10/1/2020
e
13,921,164
12,300,000
0.830% (LIBOR 3M +
0.470%), 5/24/2021
e
12,339,631
Svenska Handelsbanken NY
15,000,000
0.431% (LIBOR 3M +
0.110%), 6/16/2021
e
15,005,206
Thunder Bay Funding, LLC
12,900,000 0.200% , 8/17/2020
b,d
12,899,366
15,000,000 1.100% , 10/21/2020
b,d
14,994,363
Toronto-Dominion Bank
15,000,000
0.621% (LIBOR 3M +
0.080%), 8/5/2020
e
15,000,054
10,000,000
0.470% (FEDL 1M + 0.370%),
9/8/2020
e
10,002,137
21,200,000
0.559% (LIBOR 3M +
0.260%), 9/17/2020
e
21,208,383
10,000,000
0.737% (LIBOR 3M +
0.050%), 2/1/2021
b,e
10,001,507
5,184,000
1.276% (LIBOR 3M +
1.000%), 4/7/2021
e
5,217,513
10,000,000
0.428% (LIBOR 3M +
0.110%), 6/10/2021
e
10,004,256
10,000,000
0.426% (LIBOR 3M +
0.130%), 7/1/2021
b,e
10,006,365
12,830,000
0.480% (LIBOR 3M +
0.140%), 7/19/2021
e
12,838,612

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (50.4%)
a
Value
U.S. Bank NA
$ 16,987,000 2.050% , 10/23/2020 $ 17,030,299
6,630,000
0.866% (LIBOR 3M +
0.310%), 2/4/2021
e
6,639,205
9,000,000 3.000% , 2/4/2021 9,109,649
21,888,000
0.565% (LIBOR 3M +
0.320%), 4/26/2021
e
21,927,925
Wells Fargo Bank NA
10,000,000
0.415% (LIBOR 1M +
0.240%), 8/14/2020
e
10,001,009
15,000,000
0.437% (LIBOR 1M +
0.260%), 9/16/2020
e
15,003,612
10,000,000
0.316% (LIBOR 3M +
0.050%), 10/13/2020
e
10,001,360
10,000,000
0.356% (LIBOR 3M +
0.090%), 1/13/2021
e
10,001,775
25,000,000
0.585% (LIBOR 3M +
0.310%), 1/15/2021
e
25,025,845
4,176,000 2.600% , 1/15/2021 4,222,003
10,000,000
0.502% (LIBOR 3M +
0.110%), 2/16/2021
e
10,002,152
Westpac Banking Corporation
10,000,000
0.398% (LIBOR 3M +
0.130%), 10/30/2020
b,e
10,003,864
25,000,000
0.510% (LIBOR 3M +
0.150%), 11/25/2020
b,e
25,013,095
Westpac Banking Corporation of
New York
9,300,000
0.370% (SOFRRATE +
0.270%), 3/5/2021
e
9,302,853
Westpac Securities NZ, Ltd.
25,000,000 0.308% , 10/30/2020
b,d
25,004,227
Total 2,052,729,914
Principal
Amount Foreign ( 2.7% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 0.260% , 8/17/2020
b
24,998,737
3,670,000 0.240% , 9/24/2020
b
3,669,176
Kells Funding, LLC
5,500,000 0.220% , 8/13/2020
b,d
5,499,865
25,000,000 1.350% , 8/27/2020
b,d
24,998,931
25,000,000 0.150% , 9/14/2020
b,d
24,997,812
23,950,000 0.270% , 9/29/2020
b,d
23,942,416
Total 108,106,937
Principal
Amount Technology ( 0.9% )
a
Value
IBM Credit, LLC
26,070,000
0.532% (LIBOR 3M +
0.260%), 1/20/2021
e
26,097,816
International Business Machines
Corporation
8,905,000
0.834% (LIBOR 3M +
0.400%), 5/13/2021
e
8,933,996
Total 35,031,812
Principal
Amount Transportation ( 0.4% )
a
Value
Canadian National Railway
Company
8,000,000 0.160% , 8/11/2020
b,d
7,999,768
Principal
Amount Transportation (0.4%)
a
Value
Union Pacific Corporation
$ 8,000,000 0.250% , 8/20/2020
b
$ 7,998,369
Total 15,998,137
Principal
Amount
U.S. Government & Agencies
( 15.7% )
a
Value
Federal Agricultural Mortgage
Corporation
14,290,000
0.197% (LIBOR 1M +
0.010%), 5/20/2021
e
14,287,723
14,490,000
0.149% (LIBOR 1M + FLAT),
7/28/2021
c,e
14,487,169
10,000,000
0.247% (LIBOR 1M +
0.060%), 10/18/2021
e
9,997,587
20,500,000
0.334% (LIBOR 3M +
(0.010)%), 12/2/2021
e
20,494,579
Federal Farm Credit Bank
14,410,000
0.190% (SOFRRATE +
0.090%), 7/15/2021
e
14,407,233
15,000,000
0.307% (LIBOR 1M +
0.120%), 10/18/2021
e
15,014,077
35,000,000
0.197% (LIBOR 1M +
0.010%), 10/20/2021
e
34,991,513
25,000,000
0.196% (LIBOR 1M +
0.030%), 12/29/2021
e
24,996,672
8,225,000
0.258% (LIBOR 1M +
0.080%), 7/13/2022
e
8,207,406
Federal Home Loan Bank
10,000,000
0.137% (LIBOR 1M +
(0.050)%), 8/18/2020
e
9,999,917
10,000,000
0.137% (LIBOR 1M +
(0.050)%), 8/20/2020
e
9,999,906
18,000,000
0.170% (LIBOR 1M +
(0.010)%), 8/21/2020
e
17,999,966
13,000,000
0.169% (LIBOR 1M +
(0.010)%), 8/24/2020
e
12,999,939
36,300,000 0.106% , 8/26/2020 36,298,377
44,045,000
0.157% (LIBOR 1M +
(0.030)%), 4/20/2021
e
44,029,804
25,000,000
0.169% (LIBOR 1M +
(0.010)%), 5/24/2021
e
24,995,961
4,610,000
0.156% (LIBOR 1M +
(0.010)%), 6/2/2021
e
4,609,232
10,000,000
0.200% (SOFRRATE +
0.100%), 7/9/2021
e
9,998,174
11,325,000
0.175% (SOFRRATE +
0.075%), 7/23/2021
e
11,318,916
9,000,000
0.250% (SOFRRATE +
0.150%), 9/3/2021
e
8,998,985
25,000,000
0.187% (LIBOR 1M + FLAT),
10/20/2021
e
24,992,740
Federal Home Loan Bank Discount
Notes
13,130,000 0.100% , 8/14/2020 13,129,719
12,575,000 0.105% , 8/18/2020 12,574,633
14,100,000 0.100% , 8/24/2020 14,099,424
20,000,000 0.108% , 9/11/2020 19,998,050
11,000,000 0.140% , 10/14/2020 10,998,020
Federal Home Loan Mortgage
Corporation
15,000,000
0.250% (SOFRRATE +
0.150%), 3/4/2022
e
14,998,815
Federal National Mortgage
Association
24,000,000
0.250% (SOFRRATE +
0.150%), 12/10/2021
e
23,993,404

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(15.7%)
a
Value
$ 10,000,000
0.270% (SOFRRATE +
0.170%), 3/9/2022
e
$ 9,996,769
25,000,000
0.290% (SOFRRATE +
0.190%), 5/27/2022
e
25,009,056
U.S. International Development
Finance Corporation
11,540,000
0.200% (T-BILL 3M + FLAT),
8/7/2020
e
11,540,000
U.S. Treasury Bills
5,000,000 0.133% , 8/13/2020 4,999,885
25,000,000 0.092% , 8/18/2020 24,999,141
35,920,000 0.091% , 8/25/2020 35,918,244
19,320,000 0.095% , 9/3/2020 19,318,461
25,000,000 0.100% , 10/15/2020 24,995,311
Total 639,694,808
Principal
Amount U.S. Municipals ( 4.1% ) Value
City of Austin, TX
15,725,000 0.200% , 8/19/2020
d
15,725,157
11,960,000 0.000% , 9/3/2020
d,f
11,960,000
Los Angeles County Metropolitan
Transportation
12,520,000 0.400% , 8/5/2020
d
12,520,376
State of California
14,850,000 0.260% , 8/25/2020
d
14,850,148
22,250,000 2.800% , 4/1/2021 22,610,228
State of Connecticut G.O.
4,200,000 3.750% , 9/15/2020 4,214,742
25,000,000 2.670% , 1/15/2021 25,219,500
State of Michigan
4,755,000 3.375% , 12/1/2020 4,798,603
State of Tennessee
26,663,000 0.600% , 8/26/2020
d
26,666,733
9,200,000 0.400% , 11/18/2020
d
9,201,104
State of Wisconsin
20,190,000 0.220% , 8/4/2020 20,190,202
Total 167,956,793
Principal
Amount Utilities ( 6.9% )
a
Value
American Electric Power Company,
Inc.
25,000,000 0.200% , 8/10/2020
b
24,998,757
5,000,000 0.150% , 8/11/2020
b
4,999,733
25,000,000 0.160% , 8/26/2020
b
24,996,443
Consolidated Edison, Inc.
15,000,000 0.200% , 8/14/2020
b
14,998,962
18,000,000 0.160% , 8/19/2020
b
17,997,596
Duke Energy Corporation
25,000,000 0.200% , 8/18/2020
b
24,997,875
25,000,000 0.220% , 9/23/2020
b
24,990,025
Long Island Power Auth.
25,000,000 0.180% , 8/20/2020
d
25,000,750
Magellan Midstream Partners, LP
2,700,000 0.350% , 8/3/2020
b
2,699,957
8,000,000 0.320% , 8/10/2020
b
7,999,602
National Rural Utilities Cooperative
Finance Corporation
4,773,000 2.300% , 11/1/2020 4,787,917
5,000,000
0.683% (LIBOR 3M +
0.375%), 6/30/2021
e
5,015,616
PPL Electric Utilities Corporation
25,000,000 0.150% , 8/3/2020
b
24,999,604
Principal
Amount Utilities (6.9%)
a
Value
TransCanada American
Investments, Ltd.
$ 15,000,000 0.310% , 9/9/2020
b
$ 14,996,117
13,000,000 0.310% , 9/10/2020
b
12,996,506
12,500,000 0.250% , 9/16/2020
b
12,495,920
TransCanada PipeLines , Ltd.
25,000,000 0.320% , 8/18/2020
b,d
24,997,875
10,000,000 0.300% , 8/19/2020
b,d
9,999,087
Total 283,968,342
Total Investments (cost
$4,080,889,210) 100.1% $4,082,604,486
Other Assets and Liabilities,
Net (0.1)% (5,740,096)
Total Net Assets 100.0% $4,076,864,390
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2020, the value of these investments was $1,951,979,754 or
47.9% of total net assets.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
e Denotes variable rate securities. The rate shown is as of
July 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
Auth. - Authority
G.O. - General Obligation
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2020, in valuing Short-Term Reserve Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 159,805,121 – 159,805,121 –
Basic Materials 29,992,233 – 29,992,233 –
Capital Goods 56,728,789 – 56,728,789 –
Consumer Cyclical 173,707,889 – 173,707,889 –
Consumer Non-Cyclical 228,897,270 – 228,897,270 –
Energy 129,986,441 – 129,986,441 –
Financials 2,052,729,914 – 2,052,729,914 –
Foreign 108,106,937 – 108,106,937 –
Technology 35,031,812 – 35,031,812 –
Transportation 15,998,137 – 15,998,137 –
U.S. Government & Agencies 639,694,808 – 639,694,808 –
U.S. Municipals 167,956,793 – 155,996,793 11,960,000
Utilities 283,968,342 – 283,968,342 –
Total Investments at Value $4,082,604,486 $– $4,070,644,486 $11,960,000

Notes to Schedule of Investments
as of July 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.